As filed with the Securities and Exchange Commission on October 31, 2005

                                           REGISTRATION STATEMENT NO. 333-101778
                                                                       811-21262

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 11

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 12

                                 --------------

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                 --------------

                                  One Cityplace
                        Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                 MARIE C. SWIFT
                            ASSOCIATE GENERAL COUNSEL
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                     (Name and Address of Agent for Service)

                                 --------------

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]   on ________ pursuant to paragraph (b) of Rule 485.

[X]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   on ________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

================================================================================

                                   FILING NOTE

The purpose of this Post-Effective Amendment No. 11 is to file the attached Supplement Dated December 30, 2005 to the Scudder Advocate Rewards Annuity Prospectus Dated May 2, 2005.

The following documents are incorporated herein by reference:

      Scudder Advocate Rewards Annuity Prospectus Dated May 2, 2005 filed with the Securities and Exchange Commission on April 21, 2005 on Form N-4 as Post-Effective Amendment No. 8 to the Registration Statement No. 333-101778.

      Supplement Dated July 15, 2005 to Variable Contract Prospectuses List Below (Scudder Advocate Rewards Annuity), filed with the Securities and Exchange Commission on July 15, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-101778.

      Supplement Dated July 18, 2005 to the Scudder Advocate Rewards Annuity Prospectus Dated May 2, 2005, filed with the Securities and Exchange Commission on July 11, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-101778.

      Supplement Dated August 1, 2005 to the Scudder Advocate Rewards Annuity Prospectus Dated May 2, 2005, filed with the Securities and Exchange Commission on July 28, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-101778.

      Supplement Dated September 19, 2005 to the Scudder Advocate Rewards Annuity Prospectus Dated May 2, 2005, filed with the Securities and Exchange Commission on September 19, 2005 on Form N-4 as Post-Effective Amendment No. 9 to the Registration Statement No. 333-101778.

      Supplement Dated September 27, 2005 to the Scudder Advocate Rewards Annuity Prospectus Dated May 2, 2005, filed with the Securities and Exchange Commission on September 27, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-101778.

                                     PART A


                                       SUPPLEMENT DATED DECEMBER 30, 2006 TO THE
                   SCUDDER ADVOCATE REWARDS ANNUITY PROSPECTUS DATED MAY 2, 2005

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.

IN THE "SUMMARY" SECTION, UNDER THE SUBSECTION "WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT?", THE FOLLOWING PARAGRAPH IS ADDED:

If you elect the Guaranteed Minimum Withdrawal Benefit for Life ("GMWB for Life") rider, a charge will be deducted daily from amounts in the Variable Funding Options. The charge depends on whether you purchase the Single Life Option or the Joint Life Option. The current charge, on an annual basis, is 0.75% for the Single Life Option and 0.90% for the Joint Life Option. The charge can increase but will never exceed 1.50%.

IN THE "SUMMARY" SECTION, UNDER THE SUBSECTION "ARE THERE ANY ADDITIONAL FEATURES?", THE FOLLOWING PARAGRAPH IS ADDED:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" ) For an additional charge, we will guarantee a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your contract each year. Depending on when you elect to take your first withdrawal, the maximum amount of your investment that you may receive each year is 5%, 6%, or 7%. Payments are guaranteed for your life when you reach age 59 1/2 if you purchase the benefit alone (the "Single Life Option"), or guaranteed for the life of both you and your spouse (the "Joint Life Option") when both you and your spouse reach age 65 if you purchase the benefit with your spouse. The base guarantee increases each year automatically on your anniversary if your Contract Value is greater than the base guarantee. The guarantee is subject to restrictions on withdrawals, and you are required to remain invested in a limited number of specified Variable Funding Options. Guaranteed withdrawals are also available before the qualifying age, however these payments are not guaranteed for life. There is also a guaranteed lump sum feature available after ten years in lieu of guaranteed periodic payments.

IN THE "FEE TABLE" SECTION, THE SUB-SECTION "ANNUAL SEPARATE ACCOUNT CHARGES", IS REPLACED WITH THE FOLLOWING:

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMAB, a 0.40% charge for GMWB I, a 0.55% charge for GMWB I Plus, a 0.50% charge for GMWB II, a 0.65% charge for GMWB II Plus, a 0.25% charge for GMWB III, a 0.75% charge for GMWB for Life (Single Life Option), and a 0.90% charge for GMWB for Life (Joint Life Option). Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                           STANDARD DEATH         STEP-UP DEATH         ROLL-UP DEATH
                                              BENEFIT                BENEFIT               BENEFIT
                                        --------------------   --------------------  -------------------
Mortality and Expense Risk Charge....          1.40%                  1.55%                 1.75%
Administrative Expense Charge........          0.15%                  0.15%                 0.15%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH NO OPTIONAL FEATURES
SELECTED.............................          1.55%                  1.70%                 1.90%

                                           STANDARD DEATH         STEP-UP DEATH         ROLL-UP DEATH
                                              BENEFIT                BENEFIT               BENEFIT
                                        --------------------   --------------------  -------------------
Optional E.S.P. Charge...............          0.20%                  0.20%                 0.20%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. ONLY SELECTED....          1.75%                  1.90%                 2.10%
Optional GMAB Charge.................          0.40%                  0.40%                 0.40%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMAB ONLY SELECTED......          1.95%                  2.10%                 2.30%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMAB
SELECTED(5)..........................          2.15%                  2.30%                 2.50%
Optional GMWB I Charge...............          0.40%(6)               0.40%(6)              0.40%(6)
Optional GMWB I Plus Charge..........          0.55%(6)               0.55%(6)              0.55%(6)
Optional GMWB II Charge..............          0.50%(6)               0.50%(6)              0.50%(6)
Optional GMWB II Plus Charge.........          0.65%(6)               0.65%(6)              0.65%(6)
Optional GMWB III Charge.............          0.25%                  0.25%                 0.25%
Optional GMWB for Life (Single Life
Option) Charge.......................          0.75%(7)               0.75%(7)              0.75%(7)
Optional GMWB for Life (Joint Life
Option) Charge.......................          0.90%(7)               0.90%(7)              0.90%(7)
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB I ONLY SELECTED....          1.95%                  2.10%                 2.30%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB I PLUS ONLY
SELECTED.............................          2.10%                  2.25%                 2.45%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB II ONLY SELECTED...          2.05%                  2.20%                 2.40%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB II PLUS ONLY
SELECTED.............................          2.20%                  2.35%                 2.55%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB III ONLY SELECTED..          1.80%                  1.95%                 2.15%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB FOR LIFE (SINGLE
LIFE OPTION) ONLY SELECTED...........          2.30%                  2.45%                 2.65%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB FOR LIFE (JOINT
LIFE OPTION) ONLY SELECTED...........          2.45%                  2.60%                 2.80%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB I
SELECTED.............................          2.15%                  2.30%                 2.50%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB I PLUS
SELECTED.............................          2.30%                  2.45%                 2.65%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB II
SELECTED.............................          2.25%                  2.40%                 2.60%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB II PLUS
SELECTED.............................          2.40%                  2.55%                 2.75%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB III
SELECTED.............................          2.00%                  2.15%                 2.35%

                                           STANDARD DEATH         STEP-UP DEATH         ROLL-UP DEATH
                                              BENEFIT                BENEFIT               BENEFIT
                                        --------------------   --------------------  -------------------
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB FOR
LIFE (SINGLE LIFE OPTION) SELECTED...          2.50%                  2.65%                 2.85%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB FOR
LIFE (JOINT LIFE OPTION) SELECTED....          2.65%                  2.80%                 3.00%

--------------------
(5)  GMAB and GMWB cannot both be elected.

(6) The maximum charge for GMWB I, GMWB I Plus, and GMWB II, and GMWB II Plus is 1.00%.

(7)  The maximum charge for GMWB for Life is 1.50%.


IN THE "EXAMPLES" SECTION, THE EXAMPLES ARE DELETED AND REPLACED WITH THE
FOLLOWING:

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit for Life (assuming the maximum 1.50% charge applies).

---------------------------------------------------------------------------------------------------------
                                                                        If Contract is NOT surrendered
                                    If Contract is surrendered at        or annuitized at the end of
                                       the end of period shown:                 period shown:
                                   ---------------------------------   ---------------------------------
                                     1        3         5       10       1        3         5        10
FUNDING OPTION                     YEAR     YEARS     YEARS    YEARS   YEAR     YEARS     YEARS     YEARS
---------------------------------------------------------------------------------------------------------
Underlying Fund with Maximum
Total Annual Operating Expenses
Underlying Fund with Minimum
Total Annual Operating Expenses


IN THE "CHARGES AND DEDUCTIONS" SECTION, THE FOLLOWING IS ADDED:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE") CHARGE

If you elect the GMWB for Life rider, a charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is 0.75% if you select the Single Life Option, or 0.90% if you select the Joint Life Option. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" ). The charge will never exceed 1.50%.

IN THE SECTION ENTITLE "LIVING BENEFITS," THE FOLLOWING SECTION IS ADDED:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE")

SUMMARY OF BENEFITS For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or "GMWB for Life". The GMWB for Life rider is designed to protect your investment from poor market performance. The GMWB for Life rider:

     o Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your contract each year;

     o    Can be purchased for you alone or with your spouse;

     o    Can accommodate tax-qualified distributions from your contract;

     o Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;

     o If your circumstances change before you reach the minimum age to begin lifetime income, the rider can provide an income until your guaranteed amount is recovered, as long as you do not withdraw more than a certain amount from your contract each year. Under this option income is not guaranteed for life.

     o If your circumstances change the rider offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments.

You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. You are also required to remain invested in a limited number of specified Variable Funding Options to be eligible for the guarantees. Only Purchase Payments that you make within two years of purchase are eligible for the guarantees. See below for details.

Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may offer the ability for contract owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider many not be available in all states. You may not elect a GMWB for Life rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB for Life rider. Once you purchase the GMWB for Life rider, you cannot cancel it.

In other written materials outside of this prospectus, we market the GMWB for Life rider using different names. These names are [NAME] or [NAME]. These names refer to the same GMWB for Life rider as described in this prospectus.

SINGLE LIFE OPTION OR JOINT LIFE OPTION The GMWB for Life rider is designed for use by you alone (the "Single Life Option"), or you and your spouse (the "Joint Life Option"). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.

The Single Life Option is available to all Contact Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.

The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your annuity contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.

REMAINING BENEFIT BASE ("RBB") The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the "remaining benefit base" or "RBB."

Your initial RBB is equal to your initial Purchase Payment, not including any Purchase Payment Credits, if you elect GMWB for Life when you purchase your contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider, less any Purchase Payment Credits credited within the last 12 months. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

Your RBB is subject to a maximum of $5,000,000 for all deferred variable annuities issued by us to you.

LIFETIME WITHDRAWAL BENEFIT ("LWB") The annual percentage of your RBB that is available for withdrawal is called the "Lifetime Withdrawal Benefit" or "LWB". Each year you may take withdrawals that do not exceed your LWB.

The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your annuity contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.

     -------------------------------------------------------------------------------------------------
                                                                      MINIMUM AGE TO BE ELIGIBLE TO
                                                                               RECEIVE LWB

     -------------------------------------------------------------------------------------------------
     Single Life Option                                                        59 1/2 years

     -------------------------------------------------------------------------------------------------

     Joint Life Option                                                          65 years

     -------------------------------------------------------------------------------------------------

Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:

     -------------------------------------------------------------------------------------------------
     SINGLE LIFE OPTION:                                                           LWB

     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal before the 5th anniversary               5% of RBB
     after you purchase GMWB for Life:
     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal on or after the 5th                      6% of RBB
     anniversary, but before the 10th anniversary:
     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal on or after the 10th                     7% of RBB
     anniversary:
     -------------------------------------------------------------------------------------------------

     JOINT LIFE OPTION:                                                            LWB

     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal before the 8th anniversary               5% of RBB
     after you purchase GMWB for Life:
     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal on or after the 8th                      6% of RBB
     anniversary, but before the 15th anniversary:
     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal on or after the 15th                     7% of RBB
     anniversary:
     -------------------------------------------------------------------------------------------------

You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.

As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death. Under the Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.

You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).

ADDITIONAL PREMIUM Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new LWB is equal to the LWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.

Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider.

WITHDRAWALS When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or "GMWB for Life Anniversary"), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.

To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.

WITHDRAWAL EXAMPLES The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE

---------------------- ----------------------------------------------- -------------------------------------------------
                               ASSUMES 15% GAIN ON INVESTMENT                   ASSUMES 15% LOSS ON INVESTMENT
---------------------- ----------------------------------------------- -------------------------------------------------
                       CONTRACT                                          CONTRACT
                         VALUE           RBB             LWB (5%)          VALUE            RBB            LWB (5%)
---------------------- ----------- ----------------- ----------------- -------------- ---------------- -----------------
VALUES AS OF
---------------------- ----------- ----------------- ----------------- -------------- ---------------- -----------------
INITIAL GMWB PURCHASE   $100,000       $100,000           $5,000         $100,000        $100,000           $5,000
---------------------- ----------- ----------------- ----------------- -------------- ---------------- -----------------
IMMEDIATELY PRIOR TO
WITHDRAWAL AND AFTER
THE FIRST GMWB
ANNIVERSARY             $115,000       $115,000           $5,750          $85,000        $100,000           $5,000
---------------------- ----------- ----------------- ----------------- -------------- ---------------- -----------------
PARTIAL WITHDRAWAL        N/A          (115,000        (5,750 X (1-         N/A          (100,000           (5,000
REDUCTION                                 X              105,000/                            X          X(1-88,235/100,000)
                                   10,000/115,000)=     115,000)=                     10,000/85,000)=       = $588
                                        10,000             500                            $11,765
---------------------- ----------- ----------------- ----------------- -------------- ---------------- -----------------
GREATER OF PWR OR                      $10,000                                            $11,765
THE DOLLAR AMOUNT OF
THE WITHDRAWAL                     (10,000=10,000)                                    (11,765>10,000)
---------------------- ----------- ----------------- ----------------- -------------- ---------------- -----------------
CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)              $10,000        $10,000             $500           $10,000         $11,765            $588
---------------------- ----------- ----------------- ----------------- -------------- ---------------- -----------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL        $105,000       $105,000           $5,250          $75,000         $88,235           $4,412
---------------------- ----------- ----------------- ----------------- -------------- ---------------- -----------------

RESET On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.

You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.

Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.

GUARANTEED PRINCIPAL OPTION If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and take a lump sum. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.

The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):

(a) Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a "Percentage Reduction in the Contract Value" attributable to any partial withdrawals taken.

     We compute the "Percentage Reduction in Contract Value" attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.

(b) Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.

To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.

The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.

If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.

REQUIRED ALLOCATION OF YOUR CONTRACT VALUE AND PREMIUM PAYMENTS

If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options that would otherwise be available to you. In addition, you may not allocate any portion of your Contract Value or Premium Payments to the Fixed Account.

You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the following Variable Funding Options. These Variable Funding Options, except for the Money Market portfolio, generally invest in mutual funds that invest in other mutual funds, also known as "funds of funds." Please see the section in this prospectus entitled "Variable Funding Options" for a description of the investment objectives of these Variable Funding Options.

                   PERMITTED VARIABLE FUNDING OPTIONS SCUDDER

             VARIABLE SERIES II
             Scudder Conservative Income Strategy Portfolio -- Class B Scudder Income & Growth Strategy Portfolio -- Class B Scudder Growth & Income Strategy Portfolio -- Class B Scudder Growth Strategy Portfolio -- Class B
             Scudder Money Market Portfolio -- Class B

We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.

We may add or remove Variable Funding Options from the list of permitted Variable Funding Options.

GMWB FOR LIFE CHARGE The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" above). The charge will never exceed 1.50%.

  ----------------------------------------------------------------------------

                                                    CURRENT CHARGE

  ----------------------------------------------------------------------------

  Single Life Option                                    0.75%

  ----------------------------------------------------------------------------

  Joint Life Option                                     0.90%

  ----------------------------------------------------------------------------

ANNUAL WITHDRAWAL BENEFIT ("AWB") If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an "Annual Withdrawal Benefit" or "AWB" which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.

The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled "Lifetime Withdrawal Benefit ("LWB")", except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the "Additional Premium Payments" section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the "Reset" section above.

Withdrawals affect your AWB in the same manner as your LWB as described in the "Withdrawals" section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.

SHOULD I TAKE WITHDRAWALS UNDER LWB OR AWB? The GMWB for Life rider works best, and is designed, for the investor who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.

AWB is designed for the investor who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.

If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.

IF YOU CONTINUE TO MAKE WITHDRAWALS IN EXCESS OF THE LWB ONCE THE MINIMUM AGE TO QUALIFY FOR LWB HAS BEEN REACHED, YOU MAY EVENTUALLY LOSE ANY BENEFIT UNDER LWB.

Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your annuity contract. You should consult with your financial adviser to determine which method is best for you.

TAX-QUALIFIED DISTRIBUTION PROGRAMS Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     (1) distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code Section 403(b)), an individual retirement account (Code Sections 408(a)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004);

     (2) distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity Contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     (3) distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     (4) distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity Contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB for Life Anniversary.

You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a "GMWB for Life Year"). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

TERMINATION Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:

          o    You make a full withdrawal of your Contract Value;

          o    You apply all of your Contract Value to an Annuity Option;

          o a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;

          o the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;

          o you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;

          o    you opt to take the Guaranteed Principal Option; or

          o    you terminate your annuity contract.

OTHER INFORMATION You should also consider the following before you purchase the GMWB for Life rider:

     o The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.

     o Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.

     o The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.

     o If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.

     o If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.

EFFECT ON THE DEATH BENEFIT The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see "Contract Continuation by Beneficiary" and "Contract Value Reduces to Zero" below).

However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the "Death Benefit" section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.

Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.

In order to comply with section 72(s) of the Internal Revenue Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, or section 401(a)(9) of the Code in the case of an IRA under section 408(b) of the Code or other contract subject to the required minimum distribution rules, any death benefit paid out under the GMWB for Life rider (including payments of the AWB and RBB made after a death) will be paid out in substantially equal annual installments over a period no longer than the remaining single life expectancy of the beneficiary (who is not your spouse) under the appropriate IRS life expectancy table under section 72 for non-qualified annuities and under section 401(a)(9) for tax -qualified contracts subject to RMD rules . If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of this prospectus. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

CONTRACT CONTINUATION BY THE BENEFICIARY Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing.

Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.

CONTRACT VALUE REDUCES TO ZERO If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Subsequently, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in good order at our office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in good order in our office.

If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. Prior to the RBB being depleted, if the minimum age to receive LWB payments is subsequently reached, we will continue to pay you annual payments equal to the AWB until the RBB is depleted at which time we will begin paying you annual payments equal to the LWB, if any, as long as you (or you or your spouse under the Joint Life Option) are alive.

All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.

Upon your death (or you or your spouse's death under the Joint Life Option), your Beneficiary(s) will receive the following:

     1. Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner's death. The death benefit under the Contract is cancelled. Upon the beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing.

     2. Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse's death, the LWB will be set to $0.00 and the spousal beneficiary's estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing.

L-24560                                                            January, 2006

                                     PART B

                           PIONEER ANNUISTAR(SM) PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                DECEMBER 30, 2005

                                       FOR

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY .....................................................    2
PRINCIPAL UNDERWRITER .....................................................    3
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT .........................    3
VALUATION OF ASSETS .......................................................    3
FEDERAL TAX CONSIDERATIONS ................................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............................    8
CONDENSED FINANCIAL INFORMATION ...........................................   10
FINANCIAL STATEMENTS ......................................................  F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. TIC Separate Account Eleven for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Connecticut Insurance Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

-------------------------------------------------------------------------------------
         UNDERWRITING COMMISSIONS PAID TO TDLLC    AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                BY THE COMPANY                         RETAINED BY TDLLC
-------------------------------------------------------------------------------------
2004                    $132,410                                   $0
-------------------------------------------------------------------------------------
2003                    $ 73,223                                   $0
-------------------------------------------------------------------------------------
2002                    $ 88,393                                   $0
-------------------------------------------------------------------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

            (a) = investment income plus capital gains and losses (whether realized or unrealized);

            (b) = any deduction for applicable taxes (presently zero); and

            (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each funding option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each funding option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To be filed by Amendment.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                                2004       0.993           0.987          1,116,721
                                                                2003       1.000           0.993             35,690

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)        2004       1.224           1.280            339,421
                                                                2003       1.000           1.224              6,871

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)         2004       1.243           1.388            313,845
                                                                2003       1.000           1.243              4,473

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                                2004       1.215           1.325            546,408
                                                                2003       1.000           1.215              2,381

   Franklin Small Cap Fund - Class 2 Shares (9/03)              2004       1.334           1.462            329,200
                                                                2003       1.000           1.334              7,956

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.337           1.558            493,997
                                                                2003       1.000           1.337             66,608

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                       2004       1.255           1.343            275,915
                                                                2003       1.000           1.255             15,082

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                                2004       1.232           1.291            630,486
                                                                2003       1.000           1.232             64,877

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                                2004       1.412           1.650            220,980
                                                                2003       1.000           1.412             55,256

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                               2004       0.995           1.008            552,237
                                                                2003       1.000           0.995                  -

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)     2004       1.109           1.140            254,318
                                                                2003       1.000           1.109                  -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.509           1.760            109,699
                                                                2003       1.000           1.509                 71

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.204           1.373            492,774
                                                                2003       1.000           1.204             18,295

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)        2004       1.282           1.490             17,995
                                                                2003       1.000           1.282              3,595

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)          2004       1.211           1.321            532,036
                                                                2003       1.000           1.211             64,776

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.153           1.205             70,236
                                                                2003       1.000           1.153                  -

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)    2004       1.151           1.220            732,713
                                                                2003       1.000           1.151             92,962

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.288           1.500             59,613
                                                                2003       1.000           1.288                  -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.322           1.583            398,087
                                                                2003       1.000           1.322             60,324

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                       2004       1.021           1.094             48,545

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                                2004       0.970           1.000             22,256

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                       2004       1.070           1.072             65,806

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.260           1.677            400,846
                                                                2003       1.000           1.260              5,240

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.353           1.595            144,559
                                                                2003       1.000           1.353             62,274

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                                2004       1.284           1.429             24,898
                                                                2003       1.000           1.284              4,304

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.088           1.176            574,254
                                                                2003       1.000           1.088                195

   Pioneer Value VCT Portfolio - Class II Shares (9/03)         2004       1.190           1.304             92,974
                                                                2003       1.000           1.190                  -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                          2004       1.114           1.188             85,963
                                                                2003       1.000           1.114              2,221

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                                2004       0.993           0.986                  -
                                                                2003       1.000           0.993                  -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)        2004       1.224           1.278             21,268
                                                                2003       1.000           1.224                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)         2004       1.243           1.387             57,583
                                                                2003       1.000           1.243                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                                2004       1.214           1.324             38,579
                                                                2003       1.000           1.214                  -

   Franklin Small Cap Fund - Class 2 Shares (9/03)              2004       1.333           1.460                  -
                                                                2003       1.000           1.333                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.336           1.556             36,194
                                                                2003       1.000           1.336                  -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                       2004       1.255           1.341                788
                                                                2003       1.000           1.255                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                                2004       1.231           1.290             52,911
                                                                2003       1.000           1.231                  -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                                2004       1.411           1.649             48,490
                                                                2003       1.000           1.411                  -

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                               2004       0.994           1.007              4,411
                                                                2003       1.000           0.994                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)     2004       1.109           1.139                  -
                                                                2003       1.000           1.109                  -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.508           1.759              6,377
                                                                2003       1.000           1.508                  -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.203           1.372                  -
                                                                2003       1.000           1.203                  -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)        2004       1.281           1.488                  -
                                                                2003       1.000           1.281                  -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)          2004       1.211           1.320             42,109
                                                                2003       1.000           1.211                  -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.152           1.204                  -
                                                                2003       1.000           1.152                  -

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)    2004       1.151           1.219             33,712
                                                                2003       1.000           1.151                  -

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.288           1.499                  -
                                                                2003       1.000           1.288                  -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.322           1.582              6,949
                                                                2003       1.000           1.322                  -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                       2004       1.021           1.094                  -

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                                2004       0.970           1.000             13,548

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                       2004       1.070           1.072                  -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.259           1.675             28,482
                                                                2003       1.000           1.259                  -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.353           1.594             35,275
                                                                2003       1.000           1.353                  -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                                2004       1.283           1.428             27,133
                                                                2003       1.000           1.283                  -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.088           1.175             26,542
                                                                2003       1.000           1.088                  -

   Pioneer Value VCT Portfolio - Class II Shares (9/03)         2004       1.190           1.303                  -
                                                                2003       1.000           1.190                  -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                          2004       1.113           1.187              3,777
                                                                2003       1.000           1.113                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                                2004       0.992           0.983            747,359
                                                                2003       1.000           0.992              1,126

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)        2004       1.222           1.275            113,134
                                                                2003       1.000           1.222                456

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)         2004       1.241           1.383             18,458
                                                                2003       1.000           1.241                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                                2004       1.213           1.321            265,890
                                                                2003       1.000           1.213              3,132

   Franklin Small Cap Fund - Class 2 Shares (9/03)              2004       1.332           1.457            111,766
                                                                2003       1.000           1.332                208

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.335           1.553            187,836
                                                                2003       1.000           1.335                  -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                       2004       1.254           1.338            193,252
                                                                2003       1.000           1.254                278

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                                2004       1.230           1.287             60,448
                                                                2003       1.000           1.230              1,559

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                                2004       1.410           1.645             61,081
                                                                2003       1.000           1.410              1,383

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                               2004       0.993           1.004            647,590
                                                                2003       1.000           0.993                983

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)     2004       1.108           1.137            445,403
                                                                2003       1.000           1.108                  -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.507           1.754             44,631
                                                                2003       1.000           1.507                469

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.202           1.369            298,133
                                                                2003       1.000           1.202              1,599

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)        2004       1.280           1.485                  -
                                                                2003       1.000           1.280                  -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)          2004       1.210           1.317            116,457
                                                                2003       1.000           1.210                520

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.151           1.201             57,772
                                                                2003       1.000           1.151                243

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)    2004       1.150           1.216            164,624
                                                                2003       1.000           1.150              1,922

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.287           1.495                  -
                                                                2003       1.000           1.287                  -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.321           1.578            318,854
                                                                2003       1.000           1.321              1,767

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                       2004       1.020           1.092            147,395

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                                2004       0.970           0.999             20,554

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                       2004       1.069           1.071             52,237

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.258           1.671             69,039
                                                                2003       1.000           1.258              1,385

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.352           1.590             36,326
                                                                2003       1.000           1.352              3,132

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                                2004       1.282           1.424                  -
                                                                2003       1.000           1.282                  -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.087           1.172            195,674
                                                                2003       1.000           1.087              3,422

   Pioneer Value VCT Portfolio - Class II Shares (9/03)         2004       1.189           1.299             93,668
                                                                2003       1.000           1.189                964

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                          2004       1.112           1.184             46,341
                                                                2003       1.000           1.112              1,709

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                                2004       0.992           0.982          1,734,183
                                                                2003       1.000           0.992            209,193

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)        2004       1.222           1.274            530,535
                                                                2003       1.000           1.222             27,451

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)         2004       1.241           1.382            232,067
                                                                2003       1.000           1.241             74,814

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                                2004       1.213           1.320          1,091,587
                                                                2003       1.000           1.213             24,924

   Franklin Small Cap Fund - Class 2 Shares (9/03)              2004       1.331           1.455            381,020
                                                                2003       1.000           1.331             88,557

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.334           1.551            868,465
                                                                2003       1.000           1.334            104,988

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                       2004       1.253           1.337            674,582
                                                                2003       1.000           1.253             85,642

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                                2004       1.230           1.286            388,699
                                                                2003       1.000           1.230              6,651

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                                2004       1.409           1.643            628,049
                                                                2003       1.000           1.409             43,123

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                               2004       0.993           1.003            773,884
                                                                2003       1.000           0.993             14,909

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)     2004       1.107           1.135            174,655
                                                                2003       1.000           1.107                  -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.506           1.753            352,234
                                                                2003       1.000           1.506             34,133

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.202           1.367            623,014
                                                                2003       1.000           1.202             14,010

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)        2004       1.280           1.483             42,883
                                                                2003       1.000           1.280                  -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)          2004       1.209           1.316            977,147
                                                                2003       1.000           1.209            223,615

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.151           1.200            142,373
                                                                2003       1.000           1.151             44,909

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)    2004       1.149           1.215          1,130,615
                                                                2003       1.000           1.149            132,252

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.286           1.494            120,375
                                                                2003       1.000           1.286              7,263

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.320           1.576            653,352
                                                                2003       1.000           1.320             67,885

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                       2004       1.020           1.092            273,641

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                                2004       0.970           0.998            174,350

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                       2004       1.069           1.070            203,469

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.258           1.670            426,758
                                                                2003       1.000           1.258             81,414

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.351           1.588            343,651
                                                                2003       1.000           1.351             34,490

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                                2004       1.282           1.423             51,725
                                                                2003       1.000           1.282             11,543

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.086           1.171          1,544,395
                                                                2003       1.000           1.086            141,425

   Pioneer Value VCT Portfolio - Class II Shares (9/03)         2004       1.188           1.298            687,784
                                                                2003       1.000           1.188             44,779

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                          2004       1.112           1.183            233,520
                                                                2003       1.000           1.112             68,443

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                                2004       1.000           0.996             57,824

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)        2004       1.000           1.056              2,150

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)         2004       1.000           1.067             11,497

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                                2004       1.000           1.074              7,647

   Franklin Small Cap Fund - Class 2 Shares (9/03)              2004       1.000           1.087              4,567

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.000           1.158             40,221

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                       2004       1.000           1.054                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                                2004       1.000           1.049                  -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                                2004       1.000           1.171                  -

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                               2004       1.000           1.034              7,806

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)     2004       1.000           1.028                  -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.000           1.297                956

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.000           1.127              6,284

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)        2004       1.000           1.179                  -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)          2004       1.000           1.092              4,932

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.000           1.083                  -

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)    2004       1.000           1.087              8,025

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.000           1.172                  -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.000           1.146             13,629

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                       2004       1.000           1.072              5,316

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                                2004       1.000           0.994                  -

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                       2004       1.000           1.012                  -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.000           1.310              7,106

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.000           1.156              8,047

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                                2004       1.000           1.110                  -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.000           1.100             20,455

   Pioneer Value VCT Portfolio - Class II Shares (9/03)         2004       1.000           1.088              3,900

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                          2004       1.000           1.055                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                                2004       0.991           0.980          1,392,585
                                                                2003       1.000           0.991             72,439

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)        2004       1.221           1.271            593,713
                                                                2003       1.000           1.221             25,355

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)         2004       1.240           1.379            276,314
                                                                2003       1.000           1.240             73,780

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                                2004       1.211           1.317          1,169,969
                                                                2003       1.000           1.211             21,619

   Franklin Small Cap Fund - Class 2 Shares (9/03)              2004       1.330           1.452            496,425
                                                                2003       1.000           1.330             17,078

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.333           1.547            840,583
                                                                2003       1.000           1.333             14,359

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                       2004       1.252           1.334            548,972
                                                                2003       1.000           1.252             33,415

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                                2004       1.229           1.283            335,647
                                                                2003       1.000           1.229             74,549

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                                2004       1.408           1.639            391,043
                                                                2003       1.000           1.408             20,711

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                               2004       0.992           1.001            399,575
                                                                2003       1.000           0.992                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)     2004       1.106           1.133            867,663
                                                                2003       1.000           1.106             84,158

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.505           1.748            362,843
                                                                2003       1.000           1.505              9,952

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.201           1.364            363,631
                                                                2003       1.000           1.201             44,867

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)        2004       1.278           1.480             73,687
                                                                2003       1.000           1.278             15,488

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)          2004       1.208           1.312            859,224
                                                                2003       1.000           1.208             27,860

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.149           1.197            147,916
                                                                2003       1.000           1.149             15,157

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)    2004       1.148           1.212          1,035,150
                                                                2003       1.000           1.148             81,714

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.285           1.490             54,321
                                                                2003       1.000           1.285                  -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.319           1.572            335,227
                                                                2003       1.000           1.319             70,089

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                       2004       1.020           1.091            342,123

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                                2004       0.969           0.997             44,401

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                       2004       1.069           1.069             97,313

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.256           1.666            229,417
                                                                2003       1.000           1.256                347

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.350           1.585            182,954
                                                                2003       1.000           1.350             78,883

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                                2004       1.281           1.420             60,591
                                                                2003       1.000           1.281                165

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.085           1.169          1,077,272
                                                                2003       1.000           1.085            120,462

   Pioneer Value VCT Portfolio - Class II Shares (9/03)         2004       1.187           1.295            647,886
                                                                2003       1.000           1.187             15,432

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                          2004       1.111           1.180            237,362
                                                                2003       1.000           1.111                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                                2004       0.990           0.979                  -
                                                                2003       1.000           0.990                  -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)        2004       1.220           1.270                  -
                                                                2003       1.000           1.220                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)         2004       1.239           1.378             12,234
                                                                2003       1.000           1.239                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                                2004       1.211           1.316             24,237
                                                                2003       1.000           1.211                  -

   Franklin Small Cap Fund - Class 2 Shares (9/03)              2004       1.330           1.451                817
                                                                2003       1.000           1.330                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.333           1.546             58,808
                                                                2003       1.000           1.333                  -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                       2004       1.252           1.333             29,073
                                                                2003       1.000           1.252                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                                2004       1.228           1.281             28,846
                                                                2003       1.000           1.228                  -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                                2004       1.407           1.638             25,245
                                                                2003       1.000           1.407                  -

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                               2004       0.991           1.000              3,517
                                                                2003       1.000           0.991                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)     2004       1.106           1.132                  -
                                                                2003       1.000           1.106                  -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.504           1.747              7,982
                                                                2003       1.000           1.504                  -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.200           1.363              2,634
                                                                2003       1.000           1.200                  -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)        2004       1.278           1.478                  -
                                                                2003       1.000           1.278                  -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)          2004       1.208           1.311             27,379
                                                                2003       1.000           1.208                  -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.149           1.196                  -
                                                                2003       1.000           1.149                  -

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)    2004       1.148           1.211             31,242
                                                                2003       1.000           1.148                  -

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.284           1.489             14,869
                                                                2003       1.000           1.284                  -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.318           1.571              7,542
                                                                2003       1.000           1.318                  -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                       2004       1.020           1.090              1,092

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                                2004       0.969           0.997                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -          2004       1.069           1.069                  -
   Class II Shares (4/04)

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.256           1.664                  -
                                                                2003       1.000           1.256                  -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.349           1.583              5,915
                                                                2003       1.000           1.349                  -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                                2004       1.280           1.418                  -
                                                                2003       1.000           1.280                  -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.085           1.167             15,302
                                                                2003       1.000           1.085                  -

   Pioneer Value VCT Portfolio - Class II Shares (9/03)         2004       1.187           1.294                  -
                                                                2003       1.000           1.187                  -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                          2004       1.110           1.179                  -
                                                                2003       1.000           1.110                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                                2004       0.992           0.980                  -
                                                                2003       0.998           0.992                  -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)        2004       1.150           1.196                959
                                                                2003       1.091           1.150                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)         2004       1.125           1.250                923
                                                                2003       1.017           1.125                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                                2004       1.149           1.248              1,848
                                                                2003       1.019           1.149                  -

   Franklin Small Cap Fund - Class 2 Shares (9/03)              2004       1.221           1.332                  -
                                                                2003       1.163           1.221                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.215           1.409             35,367
                                                                2003       1.106           1.215                  -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                       2004       1.148           1.222                  -
                                                                2003       1.090           1.148                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                                2004       1.151           1.200                955
                                                                2003       1.082           1.151                  -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                                2004       1.265           1.472              1,564
                                                                2003       1.030           1.265                  -

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                               2004       0.982           0.990              2,326
                                                                2003       0.971           0.982                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)     2004       1.044           1.068                  -
                                                                2003       1.005           1.044                  -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.372           1.593                  -
                                                                2003       1.157           1.372                  -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.111           1.261                  -
                                                                2003       1.034           1.111                  -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)        2004       1.193           1.379                  -
                                                                2003       1.025           1.193                  -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)          2004       1.131           1.227                  -
                                                                2003       1.004           1.131                  -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.086           1.129                  -
                                                                2003       1.060           1.086                  -

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)    2004       1.081           1.139                  -
                                                                2003       0.993           1.081                  -

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.197           1.387                  -
                                                                2003       1.066           1.197                  -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.200           1.430              1,619
                                                                2003       1.080           1.200                  -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                       2004       1.020           1.090              2,106

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                                2004       0.969           0.996              1,156

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -          2004       1.069           1.068                  -
   Class II Shares (4/04)

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.211           1.603                  -
                                                                2003       1.050           1.211                  -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.207           1.416                  -
                                                                2003       1.118           1.207                  -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                                2004       1.173           1.299                  -
                                                                2003       1.049           1.173                  -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.044           1.123              3,074
                                                                2003       0.987           1.044                  -

   Pioneer Value VCT Portfolio - Class II Shares (9/03)         2004       1.119           1.219                  -
                                                                2003       1.039           1.119                  -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                          2004       1.052           1.117              3,088
                                                                2003       0.972           1.052                  -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                                2004       1.000           0.991                  -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)        2004       1.000           1.062                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)         2004       1.000           1.101                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                                2004       1.000           1.088                  -

   Franklin Small Cap Fund - Class 2 Shares (9/03)              2004       1.000           1.107                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.000           1.153              2,400

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                       2004       1.000           1.037                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                                2004       1.000           1.065                  -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                                2004       1.000           1.165                  -

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                               2004       1.000           0.992                  -

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)     2004       1.000           1.020                  -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.000           1.142                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.000           1.132                  -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)        2004       1.000           1.192                  -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)          2004       1.000           1.103                  -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.000           1.060                  -

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)    2004       1.000           1.031                  -

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.000           1.180                  -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.000           1.170                  -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                       2004       1.020           1.089                  -

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                                2004       0.969           0.996                  -

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                       2004       1.069           1.068                  -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.000           1.240                  -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.000           1.137                  -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                                2004       1.000           1.089                  -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.000           1.058                  -

   Pioneer Value VCT Portfolio - Class II Shares (9/03)         2004       1.000           1.088                  -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                          2004       1.000           1.044                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                                2004       0.989           0.977          1,517,985
                                                                2003       1.000           0.989            212,768

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)        2004       1.219           1.267            231,839
                                                                2003       1.000           1.219                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)         2004       1.238           1.374             61,198
                                                                2003       1.000           1.238                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                                2004       1.210           1.312            412,137
                                                                2003       1.000           1.210                  -

   Franklin Small Cap Fund - Class 2 Shares (9/03)              2004       1.328           1.447            159,032
                                                                2003       1.000           1.328                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.331           1.542            259,760
                                                                2003       1.000           1.331                  -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                       2004       1.250           1.329            193,584
                                                                2003       1.000           1.250                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                                2004       1.227           1.278            143,986
                                                                2003       1.000           1.227                  -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                                2004       1.406           1.634            257,164
                                                                2003       1.000           1.406                  -

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                               2004       0.991           0.997            378,667
                                                                2003       1.000           0.991                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)     2004       1.105           1.129             56,396
                                                                2003       1.000           1.105                  -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.503           1.743            221,462
                                                                2003       1.000           1.503                  -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.199           1.360            206,715
                                                                2003       1.000           1.199                  -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)        2004       1.277           1.475             57,687
                                                                2003       1.000           1.277                  -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)          2004       1.207           1.308            447,061
                                                                2003       1.000           1.207                  -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.148           1.193             28,890
                                                                2003       1.000           1.148                  -

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)    2004       1.147           1.208            391,936
                                                                2003       1.000           1.147                  -

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.283           1.485            154,680
                                                                2003       1.000           1.283                  -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.317           1.567            104,871
                                                                2003       1.000           1.317              2,410

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                       2004       1.020           1.089            226,868

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                                2004       0.969           0.996            151,439

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                       2004       1.069           1.067            103,436

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.255           1.660            118,824
                                                                2003       1.000           1.255                  -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.348           1.579             67,040
                                                                2003       1.000           1.348              2,360

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                                2004       1.279           1.415             27,370
                                                                2003       1.000           1.279                  -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.084           1.165            890,221
                                                                2003       1.000           1.084                  -

   Pioneer Value VCT Portfolio - Class II Shares (9/03)         2004       1.186           1.291            440,802
                                                                2003       1.000           1.186                  -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                          2004       1.109           1.176             39,985
                                                                2003       1.000           1.109                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                                2004       1.000           0.994            122,820

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)        2004       1.000           1.054                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)         2004       1.000           1.065                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                                2004       1.000           1.072                  -

   Franklin Small Cap Fund - Class 2 Shares (9/03)              2004       1.000           1.085                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.000           1.156                  -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                       2004       1.000           1.052                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                                2004       1.000           1.047                  -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                                2004       1.000           1.169              2,321

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                               2004       1.000           1.032                  -

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)     2004       1.000           1.026                  -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.000           1.295                  -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.000           1.125                  -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)        2004       1.000           1.177                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Fund VCT Portfolio - Class II Shares (8/03)          2004       1.000           1.090                  -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.000           1.081                  -

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)    2004       1.000           1.085                  -

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.000           1.170                  -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.000           1.143              5,968

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                       2004       1.000           1.070              6,264

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                                2004       1.000           0.992                  -

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                       2004       1.000           1.010              5,339

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.000           1.308                  -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.000           1.154                  -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                                2004       1.000           1.108                  -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.000           1.098              3,638

   Pioneer Value VCT Portfolio - Class II Shares (9/03)         2004       1.000           1.086                  -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                          2004       1.000           1.053                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                                2004       0.988           0.973            275,155
                                                                2003       1.000           0.988                  -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)        2004       1.217           1.263             16,168
                                                                2003       1.000           1.217                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)         2004       1.237           1.370              3,183
                                                                2003       1.000           1.237                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                                2004       1.208           1.308             14,695
                                                                2003       1.000           1.208                  -

   Franklin Small Cap Fund - Class 2 Shares (9/03)              2004       1.326           1.442             10,525
                                                                2003       1.000           1.326                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.330           1.537             19,494
                                                                2003       1.000           1.330                  -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                       2004       1.249           1.325             18,591
                                                                2003       1.000           1.249                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                                2004       1.225           1.274              8,271
                                                                2003       1.000           1.225                  -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                                2004       1.404           1.628             16,442
                                                                2003       1.000           1.404                  -

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                               2004       0.989           0.994             19,893
                                                                2003       1.000           0.989                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)     2004       1.103           1.125              3,766
                                                                2003       1.000           1.103                  -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.501           1.737             15,206
                                                                2003       1.000           1.501                  -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.197           1.355              9,677
                                                                2003       1.000           1.197                  -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)        2004       1.275           1.470              5,245
                                                                2003       1.000           1.275                  -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)          2004       1.205           1.304             36,417
                                                                2003       1.000           1.205                  -

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.146           1.189              7,375
                                                                2003       1.000           1.146                  -

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)    2004       1.145           1.204             33,179
                                                                2003       1.000           1.145                  -

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.282           1.480              4,585
                                                                2003       1.000           1.282                  -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.315           1.562             19,694
                                                                2003       1.000           1.315                  -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                       2004       1.020           1.087             24,687

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                                2004       0.969           0.994              4,896

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                       2004       1.069           1.066                  -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.253           1.655                  -
                                                                2003       1.000           1.253                  -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                                2004       1.346           1.574              2,473
                                                                2003       1.000           1.346                  -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                                2004       1.277           1.410                  -
                                                                2003       1.000           1.277                  -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                                2004       1.082           1.161             45,232
                                                                2003       1.000           1.082                  -

   Pioneer Value VCT Portfolio - Class II Shares (9/03)         2004       1.184           1.287             20,017
                                                                2003       1.000           1.184                  -

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                          2004       1.108           1.172              8,916
                                                                2003       1.000           1.108                  -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Capital Appreciation Fund (8/03)                             2004       1.215           1.428             38,929
                                                                2003       1.000           1.215                  -

   High Yield Bond Trust (6/04)                                 2004       0.990           1.062            180,567

   Managed Assets Trust (5/04)                                  2004       0.981           1.060            160,497

   Money Market Portfolio (8/03)                                2004       0.993           0.987          1,116,721
                                                                2003       1.000           0.993             35,690

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                               2004       1.145           1.220            126,144
                                                                2003       1.000           1.145                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                   2004       1.319           1.471            189,860
                                                                2003       1.000           1.319             11,044

   Growth Fund - Class 2 Shares (6/03)                          2004       1.258           1.391            731,466
                                                                2003       1.000           1.258             38,751

   Growth-Income Fund - Class 2 Shares (6/03)                   2004       1.256           1.362            496,368
                                                                2003       1.000           1.256             46,149

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)             2004       1.263           1.631            267,441
                                                                2003       1.000           1.263             21,207

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                            2004       1.283           1.405            109,246
                                                                2003       1.000           1.283              5,436

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                            2004       1.170           1.209             38,401
                                                                2003       1.000           1.170              1,473

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)        2004       1.206           1.336             89,029
                                                                2003       1.000           1.206                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                                2004       1.478           1.812             69,128
                                                                2003       1.000           1.478              1,493

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.337           1.558            493,997
                                                                2003       1.215           1.337             66,608

   Templeton Growth Securities Fund - Class 2 Shares (8/03)     2004       1.326           1.513            300,326
                                                                2003       1.000           1.326                  -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)              2004       1.211           1.312            308,427
                                                                2003       1.000           1.211              4,842

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                        2004       1.272           1.365             61,992
                                                                2003       1.000           1.272                  -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                               2004       1.227           1.308             89,747
                                                                2003       1.000           1.227             19,180

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                   2004       1.093           1.164              5,393
                                                                2003       1.000           1.093                  -

   Global Life Sciences Portfolio - Service Shares (8/03)       2004       1.191           1.337                  -
                                                                2003       1.000           1.191                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Global Technology Portfolio - Service Shares (8/03)          2004       1.385           1.369                  -
                                                                2003       1.000           1.385                  -

   Worldwide Growth Portfolio - Service Shares (8/03)           2004       1.253           1.287                  -
                                                                2003       1.000           1.253                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                 2004       1.333           1.506             53,737
                                                                2003       1.000           1.333              6,277

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                           2004       1.242           1.375             74,664
                                                                2003       1.000           1.242              2,811

   Mid-Cap Value Portfolio (6/03)                               2004       1.257           1.533            150,240
                                                                2003       1.000           1.257              7,069

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                             2004       1.079           1.211             46,933
                                                                2003       1.000           1.079                  -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                             2004       1.072           1.209             30,049
                                                                2003       1.000           1.072                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)      2004       0.992           1.052             70,419

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)          2004       1.046           1.120             79,443
                                                                2003       1.000           1.046              9,049

   Total Return Portfolio - Administrative Class (6/03)         2004       1.012           1.044            560,048
                                                                2003       1.000           1.012             75,253

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                                2004       1.292           1.476                  -
                                                                2003       1.000           1.292              3,031

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)      2004       1.428           1.773            249,678
                                                                2003       1.000           1.428                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                                2004       1.309           1.394             97,867
                                                                2003       1.000           1.309              5,709

   Investors Fund - Class I (8/03)                              2004       1.273           1.381             33,775
                                                                2003       1.000           1.273              3,304

   Large Cap Growth Fund - Class I (8/03)                       2004       1.307           1.291             66,252
                                                                2003       1.000           1.307              1,666

   Small Cap Growth Fund - Class I (7/03)                       2004       1.429           1.617            111,799
                                                                2003       1.000           1.429              1,516

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                      2004       1.140           1.191            108,887
                                                                2003       1.000           1.140              6,407

   Disciplined Mid Cap Stock Portfolio (8/03)                   2004       1.298           1.487             84,403
                                                                2003       1.000           1.298                  -

   Equity Income Portfolio (9/03)                               2004       1.234           1.333            313,026
                                                                2003       1.000           1.234                  -

   Federated High Yield Portfolio (7/03)                        2004       1.108           1.202             66,227
                                                                2003       1.000           1.108              3,324

   Federated Stock Portfolio (10/03)                            2004       1.250           1.359                  -
                                                                2003       1.000           1.250                  -

   Large Cap Portfolio (11/03)                                  2004       1.188           1.244             61,414
                                                                2003       1.000           1.188                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Lazard International Stock Portfolio (8/03)                  2004       1.265           1.439            125,088
                                                                2003       1.000           1.265                  -

   Merrill Lynch Large Cap Core Portfolio (6/03)                2004       1.160           1.322             28,878
                                                                2003       1.000           1.160                  -

   MFS Emerging Growth Portfolio (10/03)                        2004       1.196           1.325             29,496
                                                                2003       1.000           1.196                  -

   MFS Mid Cap Growth Portfolio (6/03)                          2004       1.281           1.437             50,878
                                                                2003       1.000           1.281              1,686

   MFS Value Portfolio (5/04)                                   2004       0.961           1.111             64,801

   Pioneer Fund Portfolio (6/03)                                2004       1.190           1.301              1,573
                                                                2003       1.000           1.190                  -

   Social Awareness Stock Portfolio (5/04)                      2004       0.945           1.045              9,310

   Travelers Quality Bond Portfolio (6/03)                      2004       1.014           1.030            182,690
                                                                2003       1.000           1.014             22,690

   U.S. Government Securities Portfolio (7/04)                  2004       1.003           1.046             47,201

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                    2004       1.225           1.282             66,201
                                                                2003       1.000           1.225              2,770

   MFS Total Return Portfolio (6/03)                            2004       1.125           1.233            520,821
                                                                2003       1.000           1.125              9,177

   Pioneer Strategic Income Portfolio (5/04)                    2004       0.971           1.085            132,431

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                               2004       0.998           0.993             73,090
                                                                2003       1.000           0.998             13,349

   Strategic Equity Portfolio (8/03)                            2004       1.228           1.330             39,400
                                                                2003       1.000           1.228                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                  2004       1.260           1.454            136,047
                                                                2003       1.000           1.260                  -

   Enterprise Portfolio - Class II Shares (10/03)               2004       1.187           1.211                  -
                                                                2003       1.000           1.187                  -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)             2004       1.239           1.402            233,917
                                                                2003       1.000           1.239              5,670

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                               2004       1.184           1.179              5,379
                                                                2003       1.000           1.184                  -

   Mid Cap Portfolio - Service Class 2 (9/03)                   2004       1.410           1.728            315,931
                                                                2003       1.000           1.410              2,732

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Capital Appreciation Fund (8/03)                             2004       1.215           1.427                  -
                                                                2003       1.000           1.215                  -

   High Yield Bond Trust (6/04)                                 2004       0.990           1.062                  -

   Managed Assets Trust (5/04)                                  2004       0.981           1.060              3,195

   Money Market Portfolio (8/03)                                2004       0.993           0.986                  -
                                                                2003       1.000           0.993                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                               2004       1.145           1.219                  -
                                                                2003       1.000           1.145                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                   2004       1.318           1.470                  -
                                                                2003       1.000           1.318                  -

   Growth Fund - Class 2 Shares (6/03)                          2004       1.257           1.390                  -
                                                                2003       1.000           1.257                  -

   Growth-Income Fund - Class 2 Shares (6/03)                   2004       1.255           1.361                  -
                                                                2003       1.000           1.255                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)             2004       1.263           1.630              2,254
                                                                2003       1.000           1.263                  -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (7/03)                            2004       1.283           1.404                  -
                                                                2003       1.000           1.283                  -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                            2004       1.170           1.208                  -
                                                                2003       1.000           1.170                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)        2004       1.206           1.334                  -
                                                                2003       1.000           1.206                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                                2004       1.477           1.810                  -
                                                                2003       1.000           1.477                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.336           1.556             36,194
                                                                2003       1.215           1.336                  -

   Templeton Growth Securities Fund - Class 2 Shares (8/03)     2004       1.326           1.512                  -
                                                                2003       1.000           1.326                  -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)              2004       1.210           1.311                  -
                                                                2003       1.000           1.210                  -

   Salomon Brothers Variable Aggressive Growth Fund
   - Class I Shares (8/03)                                      2004       1.272           1.363                  -
                                                                2003       1.000           1.272                  -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                               2004       1.227           1.307                  -
                                                                2003       1.000           1.227                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                   2004       1.093           1.163                  -
                                                                2003       1.000           1.093                  -

   Global Life Sciences Portfolio - Service Shares (8/03)       2004       1.190           1.336                  -
                                                                2003       1.000           1.190                  -

   Global Technology Portfolio - Service Shares (8/03)          2004       1.384           1.368                  -
                                                                2003       1.000           1.384                  -

   Worldwide Growth Portfolio - Service Shares (8/03)           2004       1.252           1.286                  -
                                                                2003       1.000           1.252                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                 2004       1.333           1.504                  -
                                                                2003       1.000           1.333                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                           2004       1.241           1.374                  -
                                                                2003       1.000           1.241                  -

   Mid-Cap Value Portfolio (6/03)                               2004       1.257           1.532              5,008
                                                                2003       1.000           1.257                  -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                             2004       1.078           1.210                  -
                                                                2003       1.000           1.078                  -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                             2004       1.072           1.208                  -
                                                                2003       1.000           1.072                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)      2004       0.992           1.052                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)          2004       1.045           1.119                  -
                                                                2003       1.000           1.045                  -

   Total Return Portfolio - Administrative Class (6/03)         2004       1.012           1.043              6,530
                                                                2003       1.000           1.012                  -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                                2004       1.292           1.475                  -
                                                                2003       1.000           1.292                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)      2004       1.428           1.771              2,066
                                                                2003       1.000           1.428                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                                2004       1.309           1.393                  -
                                                                2003       1.000           1.309                  -

   Investors Fund - Class I (8/03)                              2004       1.272           1.380                  -
                                                                2003       1.000           1.272                  -

   Large Cap Growth Fund - Class I (8/03)                       2004       1.306           1.290                  -
                                                                2003       1.000           1.306                  -

   Small Cap Growth Fund - Class I (7/03)                       2004       1.428           1.615                  -
                                                                2003       1.000           1.428                  -

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                      2004       1.139           1.190                  -
                                                                2003       1.000           1.139                  -

   Disciplined Mid Cap Stock Portfolio (8/03)                   2004       1.298           1.485                  -
                                                                2003       1.000           1.298                  -

   Equity Income Portfolio (9/03)                               2004       1.233           1.332                  -
                                                                2003       1.000           1.233                  -

   Federated High Yield Portfolio (7/03)                        2004       1.107           1.201                  -
                                                                2003       1.000           1.107                  -

   Federated Stock Portfolio (10/03)                            2004       1.250           1.358                  -
                                                                2003       1.000           1.250                  -

   Large Cap Portfolio (11/03)                                  2004       1.187           1.243              5,822
                                                                2003       1.000           1.187                  -

   Lazard International Stock Portfolio (8/03)                  2004       1.264           1.438                  -
                                                                2003       1.000           1.264                  -

   Merrill Lynch Large Cap Core Portfolio (6/03)                2004       1.160           1.321                  -
                                                                2003       1.000           1.160                  -

   MFS Emerging Growth Portfolio (10/03)                        2004       1.195           1.324                  -
                                                                2003       1.000           1.195                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   MFS Mid Cap Growth Portfolio (6/03)                          2004       1.280           1.436                  -
                                                                2003       1.000           1.280                  -

   MFS Value Portfolio (5/04)                                   2004       0.961           1.110                  -

   Pioneer Fund Portfolio (6/03)                                2004       1.190           1.299                  -
                                                                2003       1.000           1.190                  -

   Social Awareness Stock Portfolio (5/04)                      2004       0.945           1.045                  -

   Travelers Quality Bond Portfolio (6/03)                      2004       1.014           1.029                  -
                                                                2003       1.000           1.014                  -

   U.S. Government Securities Portfolio (7/04)                  2004       1.003           1.045                  -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                    2004       1.224           1.281                  -
                                                                2003       1.000           1.224                  -

   MFS Total Return Portfolio (6/03)                            2004       1.125           1.232              5,812
                                                                2003       1.000           1.125                  -

   Pioneer Strategic Income Portfolio (5/04)                    2004       0.971           1.084                  -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                               2004       0.998           0.992                  -
                                                                2003       1.000           0.998                  -

   Strategic Equity Portfolio (8/03)                            2004       1.227           1.329                  -
                                                                2003       1.000           1.227                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                  2004       1.259           1.453                  -
                                                                2003       1.000           1.259                  -

   Enterprise Portfolio - Class II Shares (10/03)               2004       1.186           1.210                  -
                                                                2003       1.000           1.186                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)             2004       1.238           1.401                  -
                                                                2003       1.000           1.238                  -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                               2004       1.184           1.178                  -
                                                                2003       1.000           1.184                  -

   Mid Cap Portfolio - Service Class 2 (9/03)                   2004       1.409           1.726              2,121
                                                                2003       1.000           1.409                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Capital Appreciation Fund (8/03)                             2004       1.214           1.423              1,749
                                                                2003       1.000           1.214                  -

   High Yield Bond Trust (6/04)                                 2004       0.990           1.060             66,598

   Managed Assets Trust (5/04)                                  2004       0.981           1.059             49,466

   Money Market Portfolio (8/03)                                2004       0.992           0.983            747,359
                                                                2003       1.000           0.992              1,126

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                               2004       1.144           1.216                  -
                                                                2003       1.000           1.144                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                   2004       1.317           1.466             36,782
                                                                2003       1.000           1.317              3,650

   Growth Fund - Class 2 Shares (6/03)                          2004       1.256           1.387            153,257
                                                                2003       1.000           1.256              3,708

   Growth-Income Fund - Class 2 Shares (6/03)                   2004       1.254           1.358            284,276
                                                                2003       1.000           1.254                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)             2004       1.261           1.626             33,406
                                                                2003       1.000           1.261                  -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (7/03)                            2004       1.282           1.400              9,592
                                                                2003       1.000           1.282                  -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                            2004       1.169           1.205              5,140
                                                                2003       1.000           1.169                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)        2004       1.204           1.331             20,572
                                                                2003       1.000           1.204                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                                2004       1.476           1.806             18,650
                                                                2003       1.000           1.476                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.335           1.553            187,836
                                                                2003       1.215           1.335                  -

   Templeton Growth Securities Fund - Class 2 Shares (8/03)     2004       1.325           1.508              6,070
                                                                2003       1.000           1.325                  -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)              2004       1.209           1.308                228
                                                                2003       1.000           1.209                  -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                        2004       1.271           1.360                  -
                                                                2003       1.000           1.271                  -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                               2004       1.226           1.304              6,019
                                                                2003       1.000           1.226              4,498

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                   2004       1.092           1.160              6,769
                                                                2003       1.000           1.092              4,105

   Global Life Sciences Portfolio - Service Shares (8/03)       2004       1.189           1.333                  -
                                                                2003       1.000           1.189                  -

   Global Technology Portfolio - Service Shares (8/03)          2004       1.383           1.365                  -
                                                                2003       1.000           1.383                  -

   Worldwide Growth Portfolio - Service Shares (8/03)           2004       1.251           1.283                  -
                                                                2003       1.000           1.251                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                 2004       1.331           1.501                  -
                                                                2003       1.000           1.331                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                           2004       1.240           1.371              4,534
                                                                2003       1.000           1.240                  -

   Mid-Cap Value Portfolio (6/03)                               2004       1.255           1.528             37,728
                                                                2003       1.000           1.255                  -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                             2004       1.078           1.208             31,768
                                                                2003       1.000           1.078                  -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                             2004       1.072           1.206             34,501
                                                                2003       1.000           1.072                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)      2004       0.992           1.051             31,878

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)          2004       1.044           1.116              9,422
                                                                2003       1.000           1.044              1,491

   Total Return Portfolio - Administrative Class (6/03)         2004       1.011           1.040             75,474
                                                                2003       1.000           1.011              2,745

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                                2004       1.291           1.471                  -
                                                                2003       1.000           1.291                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)      2004       1.427           1.767             31,962
                                                                2003       1.000           1.427              3,895

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                                2004       1.308           1.390             16,740
                                                                2003       1.000           1.308              3,626

   Investors Fund - Class I (8/03)                              2004       1.271           1.377             15,274
                                                                2003       1.000           1.271                  -

   Large Cap Growth Fund - Class I (8/03)                       2004       1.305           1.287              6,453
                                                                2003       1.000           1.305                  -

   Small Cap Growth Fund - Class I (7/03)                       2004       1.427           1.611             16,091
                                                                2003       1.000           1.427                  -

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                      2004       1.138           1.187              7,799
                                                                2003       1.000           1.138                  -

   Disciplined Mid Cap Stock Portfolio (8/03)                   2004       1.297           1.482             31,303
                                                                2003       1.000           1.297                  -

   Equity Income Portfolio (9/03)                               2004       1.232           1.328             56,633
                                                                2003       1.000           1.232                  -

   Federated High Yield Portfolio (7/03)                        2004       1.106           1.198             49,034
                                                                2003       1.000           1.106                  -

   Federated Stock Portfolio (10/03)                            2004       1.248           1.354             14,652
                                                                2003       1.000           1.248                  -

   Large Cap Portfolio (11/03)                                  2004       1.186           1.240             14,801
                                                                2003       1.000           1.186                  -

   Lazard International Stock Portfolio (8/03)                  2004       1.263           1.435             29,191
                                                                2003       1.000           1.263                  -

   Merrill Lynch Large Cap Core Portfolio (6/03)                2004       1.159           1.318             50,116
                                                                2003       1.000           1.159                  -

   MFS Emerging Growth Portfolio (10/03)                        2004       1.194           1.321              6,476
                                                                2003       1.000           1.194                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   MFS Mid Cap Growth Portfolio (6/03)                          2004       1.279           1.432             5,006
                                                                2003       1.000           1.279             4,097

   MFS Value Portfolio (5/04)                                   2004       0.961           1.109            91,359

   Pioneer Fund Portfolio (6/03)                                2004       1.189           1.296             6,200
                                                                2003       1.000           1.189             3,919

   Social Awareness Stock Portfolio (5/04)                      2004       0.945           1.044            17,765

   Travelers Quality Bond Portfolio (6/03)                      2004       1.013           1.027            29,044
                                                                2003       1.000           1.013             4,268

   U.S. Government Securities Portfolio (7/04)                  2004       1.002           1.044            51,413

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                    2004       1.223           1.278            29,462
                                                                2003       1.000           1.223                 -

   MFS Total Return Portfolio (6/03)                            2004       1.124           1.229           191,205
                                                                2003       1.000           1.124            13,777

   Pioneer Strategic Income Portfolio (5/04)                    2004       0.970           1.083            65,593

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                               2004       0.998           0.990            10,163
                                                                2003       1.000           0.998                 -

   Strategic Equity Portfolio (8/03)                            2004       1.226           1.326            20,021
                                                                2003       1.000           1.226                 -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                  2004       1.258           1.450            13,821
                                                                2003       1.000           1.258             3,744

   Enterprise Portfolio - Class II Shares (10/03)               2004       1.185           1.207                 -
                                                                2003       1.000           1.185                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)             2004       1.237           1.398            29,571
                                                                2003       1.000           1.237             3,789

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                               2004       1.183           1.175             3,414
                                                                2003       1.000           1.183                 -

   Mid Cap Portfolio - Service Class 2 (9/03)                   2004       1.408           1.722            79,153
                                                                2003       1.000           1.408                 -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Capital Appreciation Fund (8/03)                             2004       1.213           1.422            599,737
                                                                2003       1.000           1.213                  -

   High Yield Bond Trust (6/04)                                 2004       0.990           1.060            319,927

   Managed Assets Trust (5/04)                                  2004       0.981           1.058            330,502

   Money Market Portfolio (8/03)                                2004       0.992           0.982          1,734,183
                                                                2003       1.000           0.992            209,193

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                               2004       1.143           1.215            469,252
                                                                2003       1.000           1.143             87,307

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                   2004       1.316           1.465          1,971,785
                                                                2003       1.000           1.316             65,426

   Growth Fund - Class 2 Shares (6/03)                          2004       1.256           1.385          6,624,019
                                                                2003       1.000           1.256            122,741

   Growth-Income Fund - Class 2 Shares (6/03)                   2004       1.253           1.357          5,706,279
                                                                2003       1.000           1.253             43,217

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)             2004       1.261           1.624          1,122,483
                                                                2003       1.000           1.261             44,975

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                            2004       1.281           1.399          1,346,712
                                                                2003       1.000           1.281             28,075

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                            2004       1.168           1.204            416,115
                                                                2003       1.000           1.168            109,773

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)        2004       1.204           1.330            826,447
                                                                2003       1.000           1.204             22,515

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                                2004       1.475           1.804            830,664
                                                                2003       1.000           1.475              1,590

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.334           1.551            868,465
                                                                2003       1.214           1.334            104,988

   Templeton Growth Securities Fund - Class 2 Shares (8/03)     2004       1.324           1.506          1,231,639
                                                                2003       1.000           1.324             45,353

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)              2004       1.209           1.307          2,659,892
                                                                2003       1.000           1.209            158,338

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                        2004       1.270           1.359          1,053,751
                                                                2003       1.000           1.270             19,886

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                               2004       1.225           1.302            495,859
                                                                2003       1.000           1.225             17,948

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                   2004       1.092           1.159            169,513
                                                                2003       1.000           1.092             37,800

   Global Life Sciences Portfolio - Service Shares (8/03)       2004       1.189           1.332             95,391
                                                                2003       1.000           1.189              8,070

   Global Technology Portfolio - Service Shares (8/03)          2004       1.382           1.363            169,660
                                                                2003       1.000           1.382              3,172

   Worldwide Growth Portfolio - Service Shares (8/03)           2004       1.250           1.282             37,523
                                                                2003       1.000           1.250             23,765

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                 2004       1.331           1.499            857,206
                                                                2003       1.000           1.331             23,413

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                           2004       1.240           1.370          1,520,644
                                                                2003       1.000           1.240            115,681

   Mid-Cap Value Portfolio (6/03)                               2004       1.255           1.527          1,303,438
                                                                2003       1.000           1.255             80,924

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                             2004       1.078           1.208            332,079
                                                                2003       1.000           1.078                  -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                             2004       1.071           1.206            561,404
                                                                2003       1.000           1.071                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)      2004       0.992           1.050            378,303

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)          2004       1.044           1.115          1,976,057
                                                                2003       1.000           1.044            261,423

   Total Return Portfolio - Administrative Class (6/03)         2004       1.010           1.039          3,393,587
                                                                2003       1.000           1.010            289,491

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                                2004       1.290           1.470            141,582
                                                                2003       1.000           1.290             58,031

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)      2004       1.426           1.765            971,208
                                                                2003       1.000           1.426             52,490

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                                2004       1.307           1.388            896,442
                                                                2003       1.000           1.307             26,477

   Investors Fund - Class I (8/03)                              2004       1.271           1.375            699,397
                                                                2003       1.000           1.271              3,339

   Large Cap Growth Fund - Class I (8/03)                       2004       1.305           1.286            689,281
                                                                2003       1.000           1.305             31,437

   Small Cap Growth Fund - Class I (7/03)                       2004       1.426           1.610            771,298
                                                                2003       1.000           1.426            132,722

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                      2004       1.138           1.186            627,967
                                                                2003       1.000           1.138             17,795

   Disciplined Mid Cap Stock Portfolio (8/03)                   2004       1.296           1.480            774,866
                                                                2003       1.000           1.296             29,961

   Equity Income Portfolio (9/03)                               2004       1.232           1.327          1,629,066
                                                                2003       1.000           1.232             71,218

   Federated High Yield Portfolio (7/03)                        2004       1.106           1.197          1,035,075
                                                                2003       1.000           1.106            199,446

   Federated Stock Portfolio (10/03)                            2004       1.248           1.353            154,663
                                                                2003       1.000           1.248                  -

   Large Cap Portfolio (11/03)                                  2004       1.186           1.238            518,477
                                                                2003       1.000           1.186                  -

   Lazard International Stock Portfolio (8/03)                  2004       1.263           1.433            353,043
                                                                2003       1.000           1.263             12,218

   Merrill Lynch Large Cap Core Portfolio (6/03)                2004       1.158           1.316            188,089
                                                                2003       1.000           1.158             23,203

   MFS Emerging Growth Portfolio (10/03)                        2004       1.194           1.320            424,080
                                                                2003       1.000           1.194             41,150

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   MFS Mid Cap Growth Portfolio (6/03)                          2004       1.279           1.431            319,453
                                                                2003       1.000           1.279             51,741

   MFS Value Portfolio (5/04)                                   2004       0.961           1.109            310,303

   Pioneer Fund Portfolio (6/03)                                2004       1.188           1.295            105,715
                                                                2003       1.000           1.188              5,784

   Social Awareness Stock Portfolio (5/04)                      2004       0.945           1.043            183,909

   Travelers Quality Bond Portfolio (6/03)                      2004       1.013           1.026          1,717,034
                                                                2003       1.000           1.013            122,184

   U.S. Government Securities Portfolio (7/04)                  2004       1.002           1.044            432,527

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                    2004       1.223           1.277            411,722
                                                                2003       1.000           1.223             12,633

   MFS Total Return Portfolio (6/03)                            2004       1.123           1.228          4,827,696
                                                                2003       1.000           1.123            374,060

   Pioneer Strategic Income Portfolio (5/04)                    2004       0.970           1.083            994,140

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                               2004       0.998           0.990            347,136
                                                                2003       1.000           0.998                  -

   Strategic Equity Portfolio (8/03)                            2004       1.225           1.325            129,321
                                                                2003       1.000           1.225             20,681

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                  2004       1.258           1.448          1,422,858
                                                                2003       1.000           1.258            134,028

   Enterprise Portfolio - Class II Shares (10/03)               2004       1.185           1.206             86,646
                                                                2003       1.000           1.185             20,751

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)             2004       1.237           1.396          2,101,242
                                                                2003       1.000           1.237             43,662

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                               2004       1.182           1.174            209,768
                                                                2003       1.000           1.182            100,949

   Mid Cap Portfolio - Service Class 2 (9/03)                   2004       1.407           1.720          1,959,110
                                                                2003       1.000           1.407             29,632

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Capital Appreciation Fund (8/03)                             2004       1.000           1.171             63,661

   High Yield Bond Trust (6/04)                                 2004       1.007           1.078             77,695

   Managed Assets Trust (5/04)                                  2004       1.000           1.073              8,796

   Money Market Portfolio (8/03)                                2004       1.000           0.996             57,824

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                               2004       1.000           1.060                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                   2004       1.000           1.115             36,102

   Growth Fund - Class 2 Shares (6/03)                          2004       1.000           1.088            184,806

   Growth-Income Fund - Class 2 Shares (6/03)                   2004       1.000           1.067            205,206

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)             2004       1.000           1.290            226,453

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                            2004       1.000           1.095             87,418

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                            2004       1.000           1.024             11,289

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)        2004       1.000           1.102             25,433

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                                2004       1.000           1.264             26,697

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.000           1.158             40,221

   Templeton Growth Securities Fund - Class 2 Shares (8/03)     2004       1.000           1.121             73,293

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)              2004       1.000           1.072            214,446

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                        2004       1.000           1.056             62,522

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                               2004       1.000           1.067             34,220

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                   2004       1.000           1.070                  -

   Global Life Sciences Portfolio - Service Shares (8/03)       2004       1.000           1.040                  -

   Global Technology Portfolio - Service Shares (8/03)          2004       1.000           1.054                  -

   Worldwide Growth Portfolio - Service Shares (8/03)           2004       1.000           1.089                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                 2004       1.000           1.128             29,978

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                           2004       1.000           1.101             36,909

   Mid-Cap Value Portfolio (6/03)                               2004       1.000           1.162             10,727

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                             2004       1.000           1.119              2,018

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                             2004       1.000           1.121              2,171

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)      2004       1.000           1.064            424,626

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)          2004       1.000           1.069             50,014

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Total Return Portfolio - Administrative Class (6/03)         2004       1.000           1.046            481,867

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                                2004       1.000           1.161                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)      2004       1.000           1.195             72,299

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                                2004       1.000           1.059             56,696

   Investors Fund - Class I (8/03)                              2004       1.000           1.081             37,417

   Large Cap Growth Fund - Class I (8/03)                       2004       1.000           0.992             75,803

   Small Cap Growth Fund - Class I (7/03)                       2004       1.000           1.168            102,886

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                      2004       1.000           1.044                  -

   Disciplined Mid Cap Stock Portfolio (8/03)                   2004       1.000           1.121             20,369

   Equity Income Portfolio (9/03)                               2004       1.000           1.104             27,594

   Federated High Yield Portfolio (7/03)                        2004       1.000           1.080             33,286

   Federated Stock Portfolio (10/03)                            2004       1.000           1.081                  -

   Large Cap Portfolio (11/03)                                  2004       1.000           1.050            118,396

   Lazard International Stock Portfolio (8/03)                  2004       1.000           1.147             35,228

   Merrill Lynch Large Cap Core Portfolio (6/03)                2004       1.000           1.126                  -

   MFS Emerging Growth Portfolio (10/03)                        2004       1.000           1.083             38,923

   MFS Mid Cap Growth Portfolio (6/03)                          2004       1.000           1.075            125,343

   MFS Value Portfolio (5/04)                                   2004       1.000           1.128             94,777

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Fund Portfolio (6/03)                                2004       1.000           1.095                  -

   Social Awareness Stock Portfolio (5/04)                      2004       1.000           1.077              9,403

   Travelers Quality Bond Portfolio (6/03)                      2004       1.000           1.033            395,013

   U.S. Government Securities Portfolio (7/04)                  2004       1.032           1.074             76,753

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                    2004       1.000           1.056             39,478

   MFS Total Return Portfolio (6/03)                            2004       1.000           1.097             65,059

   Pioneer Strategic Income Portfolio (5/04)                    2004       1.000           1.106             24,047

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                               2004       1.000           0.999             12,568

   Strategic Equity Portfolio (8/03)                            2004       1.000           1.100                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                  2004       1.000           1.133             94,256

   Enterprise Portfolio - Class II Shares (10/03)               2004       1.000           1.039                  -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)             2004       1.000           1.109            119,920

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                               2004       1.000           1.042              6,188

   Mid Cap Portfolio - Service Class 2 (9/03)                   2004       1.000           1.229             87,466

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Capital Appreciation Fund (8/03)                             2004       1.212           1.419            104,463
                                                                2003       1.000           1.212                  -

   High Yield Bond Trust (6/04)                                 2004       0.990           1.059            132,910

   Managed Assets Trust (5/04)                                  2004       0.981           1.057            262,512

   Money Market Portfolio (8/03)                                2004       0.991           0.980          1,392,585
                                                                2003       1.000           0.991             72,439

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                               2004       1.142           1.212            302,997
                                                                2003       1.000           1.142             40,785

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                   2004       1.315           1.461            892,275
                                                                2003       1.000           1.315             12,605

   Growth Fund - Class 2 Shares (6/03)                          2004       1.255           1.382          2,602,616
                                                                2003       1.000           1.255             83,113

   Growth-Income Fund - Class 2 Shares (6/03)                   2004       1.252           1.353          2,605,912
                                                                2003       1.000           1.252             26,953

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)             2004       1.260           1.621            560,197
                                                                2003       1.000           1.260             47,454

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                            2004       1.280           1.395            641,267
                                                                2003       1.000           1.280             21,213

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                            2004       1.167           1.201             65,019
                                                                2003       1.000           1.167              5,498

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)        2004       1.203           1.327            412,350
                                                                2003       1.000           1.203             17,717

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                                2004       1.474           1.800            292,718
                                                                2003       1.000           1.474              3,398

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.333           1.547            840,583
                                                                2003       1.214           1.333             14,359

   Templeton Growth Securities Fund - Class 2 Shares (8/03)     2004       1.323           1.503            797,277
                                                                2003       1.000           1.323              1,243

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)              2004       1.208           1.304            877,263
                                                                2003       1.000           1.208             37,287

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                        2004       1.269           1.356            442,525
                                                                2003       1.000           1.269             16,040

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                               2004       1.224           1.299            112,911
                                                                2003       1.000           1.224                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                   2004       1.090           1.156             52,966
                                                                2003       1.000           1.090                  -

   Global Life Sciences Portfolio - Service Shares (8/03)       2004       1.188           1.328             33,248
                                                                2003       1.000           1.188                  -

   Global Technology Portfolio - Service Shares (8/03)          2004       1.381           1.360             39,464
                                                                2003       1.000           1.381                  -

   Worldwide Growth Portfolio - Service Shares (8/03)           2004       1.249           1.279             40,007
                                                                2003       1.000           1.249                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                 2004       1.330           1.496            242,441
                                                                2003       1.000           1.330             22,520

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                           2004       1.239           1.366            904,055
                                                                2003       1.000           1.239             34,800

   Mid-Cap Value Portfolio (6/03)                               2004       1.254           1.523            645,257
                                                                2003       1.000           1.254              7,892

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                             2004       1.078           1.206            415,902
                                                                2003       1.000           1.078                  -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                             2004       1.071           1.204            523,507
                                                                2003       1.000           1.071                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)      2004       0.991           1.049             91,380

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)          2004       1.043           1.112            771,777
                                                                2003       1.000           1.043             28,541

   Total Return Portfolio - Administrative Class (6/03)         2004       1.009           1.037          1,700,787
                                                                2003       1.000           1.009             81,011

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                                2004       1.289           1.466             29,664
                                                                2003       1.000           1.289              3,747

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)      2004       1.425           1.761            384,308
                                                                2003       1.000           1.425             37,938

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                                2004       1.306           1.385            416,678
                                                                2003       1.000           1.306             55,335

   Investors Fund - Class I (8/03)                              2004       1.269           1.372            144,040
                                                                2003       1.000           1.269             25,320

   Large Cap Growth Fund - Class I (8/03)                       2004       1.303           1.283            218,005
                                                                2003       1.000           1.303              6,042

   Small Cap Growth Fund - Class I (7/03)                       2004       1.425           1.606            234,089
                                                                2003       1.000           1.425             20,906

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                      2004       1.137           1.183            507,688
                                                                2003       1.000           1.137            150,302

   Disciplined Mid Cap Stock Portfolio (8/03)                   2004       1.295           1.477            171,731
                                                                2003       1.000           1.295              3,737

   Equity Income Portfolio (9/03)                               2004       1.230           1.324            484,669
                                                                2003       1.000           1.230                  -

   Federated High Yield Portfolio (7/03)                        2004       1.105           1.194            498,004
                                                                2003       1.000           1.105             19,555

   Federated Stock Portfolio (10/03)                            2004       1.247           1.350             68,815
                                                                2003       1.000           1.247             26,121

   Large Cap Portfolio (11/03)                                  2004       1.184           1.235            217,556
                                                                2003       1.000           1.184                  -

   Lazard International Stock Portfolio (8/03)                  2004       1.262           1.430            206,669
                                                                2003       1.000           1.262                  -

   Merrill Lynch Large Cap Core Portfolio (6/03)                2004       1.157           1.313            427,107
                                                                2003       1.000           1.157                  -

   MFS Emerging Growth Portfolio (10/03)                        2004       1.193           1.316            100,698
                                                                2003       1.000           1.193                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   MFS Mid Cap Growth Portfolio (6/03)                          2004       1.277           1.427            191,307
                                                                2003       1.000           1.277             14,628

   MFS Value Portfolio (5/04)                                   2004       0.961           1.107            379,836

   Pioneer Fund Portfolio (6/03)                                2004       1.187           1.292             50,281
                                                                2003       1.000           1.187                  -

   Social Awareness Stock Portfolio (5/04)                      2004       0.945           1.042             11,831

   Travelers Quality Bond Portfolio (6/03)                      2004       1.012           1.023            559,067
                                                                2003       1.000           1.012             12,933

   U.S. Government Securities Portfolio (7/04)                  2004       1.002           1.043             83,114

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                    2004       1.221           1.274            150,776
                                                                2003       1.000           1.221                  -

   MFS Total Return Portfolio (6/03)                            2004       1.122           1.225          1,998,244
                                                                2003       1.000           1.122             39,388

   Pioneer Strategic Income Portfolio (5/04)                    2004       0.970           1.082            417,054

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                               2004       0.997           0.988            307,958
                                                                2003       1.000           0.997                  -

   Strategic Equity Portfolio (8/03)                            2004       1.224           1.321             68,643
                                                                2003       1.000           1.224                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                  2004       1.256           1.445          1,089,664
                                                                2003       1.000           1.256             50,511

   Enterprise Portfolio - Class II Shares (10/03)               2004       1.183           1.203              3,938
                                                                2003       1.000           1.183                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)             2004       1.235           1.393            793,503
                                                                2003       1.000           1.235             29,165
Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                               2004       1.181           1.171             90,277
                                                                2003       1.000           1.181              7,866

   Mid Cap Portfolio - Service Class 2 (9/03)                   2004       1.406           1.716            736,376
                                                                2003       1.000           1.406             59,277

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Capital Appreciation Fund (8/03)                             2004       1.212           1.417                  -
                                                                2003       1.000           1.212                  -

   High Yield Bond Trust (6/04)                                 2004       0.989           1.059              4,280

   Managed Assets Trust (5/04)                                  2004       0.981           1.057                  -

   Money Market Portfolio (8/03)                                2004       0.990           0.979                  -
                                                                2003       1.000           0.990                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                               2004       1.142           1.211                  -
                                                                2003       1.000           1.142                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                   2004       1.315           1.460             65,170
                                                                2003       1.000           1.315                  -

   Growth Fund - Class 2 Shares (6/03)                          2004       1.254           1.381            209,058
                                                                2003       1.000           1.254              5,869

   Growth-Income Fund - Class 2 Shares (6/03)                   2004       1.252           1.352            250,388
                                                                2003       1.000           1.252                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)             2004       1.259           1.619             14,722
                                                                2003       1.000           1.259                  -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                            2004       1.279           1.394             13,005
                                                                2003       1.000           1.279              5,778

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------    ----  --------------   -------------   ---------------
   Dreyfus Variable Investment Fund - Appreciation              2004       1.167           1.199             16,134
   Portfolio - Initial Shares (7/03)
                                                                2003       1.000           1.167              6,273

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)        2004       1.202           1.325                  -
                                                                2003       1.000           1.202                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                                2004       1.473           1.798                  -
                                                                2003       1.000           1.473                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.333           1.546             58,808
                                                                2003       1.213           1.333                  -

   Templeton Growth Securities Fund - Class 2 Shares (8/03)     2004       1.322           1.501                  -
                                                                2003       1.000           1.322                  -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)              2004       1.207           1.302             50,491
                                                                2003       1.000           1.207                  -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                        2004       1.268           1.354                378
                                                                2003       1.000           1.268                  -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                               2004       1.224           1.298                  -
                                                                2003       1.000           1.224                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                   2004       1.090           1.155              6,465
                                                                2003       1.000           1.090              6,474

   Global Life Sciences Portfolio - Service Shares (8/03)       2004       1.187           1.327                  -
                                                                2003       1.000           1.187                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Global Technology Portfolio - Service Shares (8/03)          2004       1.381           1.359                  -
                                                                2003       1.000           1.381                  -

   Worldwide Growth Portfolio - Service Shares (8/03)           2004       1.249           1.277                  -
                                                                2003       1.000           1.249                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                 2004       1.329           1.494             45,418
                                                                2003       1.000           1.329                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                           2004       1.238           1.365             65,061
                                                                2003       1.000           1.238                  -

   Mid-Cap Value Portfolio (6/03)                               2004       1.253           1.521             73,136
                                                                2003       1.000           1.253                  -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                             2004       1.078           1.205                  -
                                                                2003       1.000           1.078                  -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                             2004       1.071           1.203              1,648
                                                                2003       1.000           1.071                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)      2004       0.991           1.049                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)          2004       1.042           1.111             37,955
                                                                2003       1.000           1.042                  -

   Total Return Portfolio - Administrative Class (6/03)         2004       1.009           1.036            135,135
                                                                2003       1.000           1.009                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                                2004       1.288           1.465                  -
                                                                2003       1.000           1.288                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)      2004       1.424           1.759             90,101
                                                                2003       1.000           1.424                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                                2004       1.305           1.384                  -
                                                                2003       1.000           1.305                  -

   Investors Fund - Class I (8/03)                              2004       1.269           1.371                  -
                                                                2003       1.000           1.269                  -

   Large Cap Growth Fund - Class I (8/03)                       2004       1.303           1.282              3,660
                                                                2003       1.000           1.303                  -

   Small Cap Growth Fund - Class I (7/03)                       2004       1.424           1.605                  -
                                                                2003       1.000           1.424                  -

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                      2004       1.136           1.182             17,979
                                                                2003       1.000           1.136                  -

   Disciplined Mid Cap Stock Portfolio (8/03)                   2004       1.294           1.475                  -
                                                                2003       1.000           1.294                  -

   Equity Income Portfolio (9/03)                               2004       1.230           1.323                  -
                                                                2003       1.000           1.230                  -

   Federated High Yield Portfolio (7/03)                        2004       1.104           1.193             57,670
                                                                2003       1.000           1.104                  -

   Federated Stock Portfolio (10/03)                            2004       1.246           1.348                  -
                                                                2003       1.000           1.246                  -

   Large Cap Portfolio (11/03)                                  2004       1.184           1.234                  -
                                                                2003       1.000           1.184                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Lazard International Stock Portfolio (8/03)                  2004       1.261           1.429                  -
                                                                2003       1.000           1.261                  -

   Merrill Lynch Large Cap Core Portfolio (6/03)                2004       1.157           1.312              3,711
                                                                2003       1.000           1.157                  -

   MFS Emerging Growth Portfolio (10/03)                        2004       1.192           1.315                  -
                                                                2003       1.000           1.192                  -

   MFS Mid Cap Growth Portfolio (6/03)                          2004       1.277           1.426                  -
                                                                2003       1.000           1.277                  -

   MFS Value Portfolio (5/04)                                   2004       0.961           1.107                  -

   Pioneer Fund Portfolio (6/03)                                2004       1.187           1.291                  -
                                                                2003       1.000           1.187                  -

   Social Awareness Stock Portfolio (5/04)                      2004       0.945           1.042                  -

   Travelers Quality Bond Portfolio (6/03)                      2004       1.011           1.022            104,938
                                                                2003       1.000           1.011                  -

   U.S. Government Securities Portfolio (7/04)                  2004       1.002           1.043                  -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                    2004       1.221           1.273             18,594
                                                                2003       1.000           1.221                  -

   MFS Total Return Portfolio (6/03)                            2004       1.122           1.224              9,678
                                                                2003       1.000           1.122                  -

   Pioneer Strategic Income Portfolio (5/04)                    2004       0.970           1.081                  -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                               2004       0.997           0.987                  -
                                                                2003       1.000           0.997                  -

   Strategic Equity Portfolio (8/03)                            2004       1.224           1.320                  -
                                                                2003       1.000           1.224                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                  2004       1.256           1.443                  -
                                                                2003       1.000           1.256                  -

   Enterprise Portfolio - Class II Shares (10/03)               2004       1.183           1.202                  -
                                                                2003       1.000           1.183                  -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)             2004       1.235           1.392                  -
                                                                2003       1.000           1.235                  -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                               2004       1.181           1.170                  -
                                                                2003       1.000           1.181                  -

   Mid Cap Portfolio - Service Class 2 (9/03)                   2004       1.405           1.715             64,896
                                                                2003       1.000           1.405                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Capital Appreciation Fund (8/03)                             2004       1.134           1.326             65,584
                                                                2003       1.039           1.134                  -

   High Yield Bond Trust (6/04)                                 2004       0.989           1.058             61,838

   Managed Assets Trust (5/04)                                  2004       0.981           1.057                  -

   Money Market Portfolio (8/03)                                2004       0.992           0.980                  -
                                                                2003       0.998           0.992                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                               2004       1.102           1.168                  -
                                                                2003       1.000           1.102                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                   2004       1.206           1.339             29,918
                                                                2003       1.000           1.206                  -

   Growth Fund - Class 2 Shares (6/03)                          2004       1.152           1.268            125,978
                                                                2003       1.000           1.152                  -

   Growth-Income Fund - Class 2 Shares (6/03)                   2004       1.149           1.241            111,451
                                                                2003       1.000           1.149                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)             2004       1.213           1.559             74,029
                                                                2003       1.064           1.213                  -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                            2004       1.186           1.292             50,940
                                                                2003       1.062           1.186                  -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                            2004       1.089           1.119             11,846
                                                                2003       1.000           1.089                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)        2004       1.124           1.238              3,525
                                                                2003       1.008           1.124                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                                2004       1.328           1.620              3,969
                                                                2003       1.094           1.328                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.215           1.409             35,367
                                                                2003       1.106           1.215                  -

   Templeton Growth Securities Fund - Class 2 Shares (8/03)     2004       1.184           1.344             40,440
                                                                2003       1.021           1.184                  -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)              2004       1.124           1.213             48,594
                                                                2003       1.000           1.124                  -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                        2004       1.154           1.232             77,188
                                                                2003       1.023           1.154                  -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                               2004       1.127           1.195             21,267
                                                                2003       1.053           1.127                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                   2004       1.051           1.114                  -
                                                                2003       1.000           1.051                  -

   Global Life Sciences Portfolio - Service Shares (8/03)       2004       1.111           1.242                  -
                                                                2003       1.022           1.111                  -

   Global Technology Portfolio - Service Shares (8/03)          2004       1.238           1.217              1,759
                                                                2003       1.137           1.238                  -

   Worldwide Growth Portfolio - Service Shares (8/03)           2004       1.145           1.171                  -
                                                                2003       1.010           1.145                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                 2004       1.228           1.380              1,848
                                                                2003       1.062           1.228                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                           2004       1.153           1.270              2,656
                                                                2003       1.022           1.153                  -

   Mid-Cap Value Portfolio (6/03)                               2004       1.163           1.411             30,770
                                                                2003       1.000           1.163                  -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                             2004       1.080           1.204             13,789

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                             2004       1.123           1.202             33,250

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)      2004       0.991           1.048            154,823

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)          2004       0.992           1.057             56,526
                                                                2003       1.000           0.992                  -

   Total Return Portfolio - Administrative Class (6/03)         2004       0.986           1.011            190,746
                                                                2003       1.000           0.986                  -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                                2004       1.181           1.342                  -
                                                                2003       1.039           1.181                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)      2004       1.275           1.574             40,231
                                                                2003       1.000           1.275                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                                2004       1.182           1.253             86,014
                                                                2003       1.000           1.182                  -

   Investors Fund - Class I (8/03)                              2004       1.137           1.228             15,160
                                                                2003       1.004           1.137                  -

   Large Cap Growth Fund - Class I (8/03)                       2004       1.181           1.161             22,729
                                                                2003       1.035           1.181                  -

   Small Cap Growth Fund - Class I (7/03)                       2004       1.275           1.436             28,437
                                                                2003       1.084           1.275                  -

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                      2004       1.082           1.125                243
                                                                2003       1.019           1.082                  -

   Disciplined Mid Cap Stock Portfolio (8/03)                   2004       1.190           1.355             18,697
                                                                2003       1.081           1.190                  -

   Equity Income Portfolio (9/03)                               2004       1.143           1.228             50,698
                                                                2003       1.056           1.143                  -

   Federated High Yield Portfolio (7/03)                        2004       1.069           1.155             22,125
                                                                2003       1.005           1.069                  -

   Federated Stock Portfolio (10/03)                            2004       1.135           1.227             29,646
                                                                2003       1.012           1.135                  -

   Large Cap Portfolio (11/03)                                  2004       1.126           1.174             33,560
                                                                2003       1.083           1.126                  -

   Lazard International Stock Portfolio (8/03)                  2004       1.167           1.321             16,678
                                                                2003       1.008           1.167                  -

   Merrill Lynch Large Cap Core Portfolio (6/03)                2004       1.085           1.230              8,859
                                                                2003       0.993           1.085                  -

   MFS Emerging Growth Portfolio (10/03)                        2004       1.107           1.221              4,142
                                                                2003       1.077           1.107                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   MFS Mid Cap Growth Portfolio (6/03)                          2004       1.161           1.296             30,567
                                                                2003       1.000           1.161                  -

   MFS Value Portfolio (5/04)                                   2004       0.961           1.107             25,801

   Pioneer Fund Portfolio (6/03)                                2004       1.126           1.224                  -
                                                                2003       1.000           1.126                  -

   Social Awareness Stock Portfolio (5/04)                      2004       0.945           1.042                  -

   Travelers Quality Bond Portfolio (6/03)                      2004       0.989           1.000            225,445
                                                                2003       1.000           0.989                  -

   U.S. Government Securities Portfolio (7/04)                  2004       1.002           1.042             51,060

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                    2004       1.152           1.201                  -
                                                                2003       1.075           1.152                  -

   MFS Total Return Portfolio (6/03)                            2004       1.060           1.155             39,021
                                                                2003       1.000           1.060                  -

   Pioneer Strategic Income Portfolio (5/04)                    2004       0.970           1.081                  -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                               2004       0.997           0.987             27,520
                                                                2003       0.997           0.997                  -

   Strategic Equity Portfolio (8/03)                            2004       1.140           1.229                  -
                                                                2003       1.062           1.140                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                  2004       1.137           1.306                  -
                                                                2003       1.000           1.137                  -

   Enterprise Portfolio - Class II Shares (10/03)               2004       1.123           1.140                  -
                                                                2003       1.064           1.123                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)             2004       1.161           1.308             18,589
                                                                2003       1.000           1.161                  -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                               2004       1.095           1.085                  -
                                                                2003       1.021           1.095                  -

   Mid Cap Portfolio - Service Class 2 (9/03)                   2004       1.267           1.545             65,385
                                                                2003       1.126           1.267                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Capital Appreciation Fund (8/03)                             2004       1.000           1.163                  -

   High Yield Bond Trust (6/04)                                 2004       0.989           1.058              1,669

   Managed Assets Trust (5/04)                                  2004       0.981           1.056                  -

   Money Market Portfolio (8/03)                                2004       1.000           0.991                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                               2004       1.000           1.084                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                   2004       1.000           1.118                  -

   Growth Fund - Class 2 Shares (6/03)                          2004       1.000           1.101                  -

   Growth-Income Fund - Class 2 Shares (6/03)                   2004       1.000           1.077              3,331

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)             2004       1.000           1.202                766

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (7/03)                            2004       1.000           1.055                  -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                            2004       1.000           1.034                  -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)        2004       1.000           1.087                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                                2004       1.000           1.180                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.000           1.153              2,400

   Templeton Growth Securities Fund - Class 2 Shares (8/03)     2004       1.000           1.135                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)              2004       1.000           1.087                  -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                        2004       1.000           1.040                  -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                               2004       1.000           1.076                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                   2004       1.000           1.061                  -

   Global Life Sciences Portfolio - Service Shares (8/03)       2004       1.000           1.065                  -

   Global Technology Portfolio - Service Shares (8/03)          2004       1.000           1.017                  -

   Worldwide Growth Portfolio - Service Shares (8/03)           2004       1.000           1.024                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                 2004       1.000           1.115                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                           2004       1.000           1.105                  -

   Mid-Cap Value Portfolio (6/03)                               2004       1.000           1.184              2,336

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                             2004       0.999           1.113                  -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                             2004       1.000           1.097                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)      2004       0.991           1.048                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)          2004       1.000           1.020              1,736

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Total Return Portfolio - Administrative Class (6/03)         2004       1.000           1.003                  -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                                2004       1.000           1.150                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)      2004       1.000           1.180              1,569

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                                2004       1.000           1.053                  -

   Investors Fund - Class I (8/03)                              2004       1.000           1.068                  -

   Large Cap Growth Fund - Class I (8/03)                       2004       1.000           1.004                  -

   Small Cap Growth Fund - Class I (7/03)                       2004       1.000           1.120                  -

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                      2004       1.000           1.031                  -

   Disciplined Mid Cap Stock Portfolio (8/03)                   2004       1.000           1.116                  -

   Equity Income Portfolio (9/03)                               2004       1.000           1.097                  -

   Federated High Yield Portfolio (7/03)                        2004       1.000           1.065                  -

   Federated Stock Portfolio (10/03)                            2004       1.000           1.085                  -

   Large Cap Portfolio (11/03)                                  2004       1.000           1.058                  -

   Lazard International Stock Portfolio (8/03)                  2004       1.000           1.139                  -

   Merrill Lynch Large Cap Core Portfolio (6/03)                2004       1.000           1.118                  -

   MFS Emerging Growth Portfolio (10/03)                        2004       1.000           1.100                  -

   MFS Mid Cap Growth Portfolio (6/03)                          2004       1.000           1.098                  -

   MFS Value Portfolio (5/04)                                   2004       0.961           1.106                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Fund Portfolio (6/03)                                2004       1.000           1.107                  -

   Social Awareness Stock Portfolio (5/04)                      2004       0.945           1.041                  -

   Travelers Quality Bond Portfolio (6/03)                      2004       1.000           0.992                  -

   U.S. Government Securities Portfolio (7/04)                  2004       1.002           1.042                  -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                    2004       1.000           1.063                  -

   MFS Total Return Portfolio (6/03)                            2004       1.000           1.080                  -

   Pioneer Strategic Income Portfolio (5/04)                    2004       0.970           1.081                  -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                               2004       1.000           0.990                  -

   Strategic Equity Portfolio (8/03)                            2004       1.000           1.101                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                  2004       1.000           1.135                  -

   Enterprise Portfolio - Class II Shares (10/03)               2004       1.000           1.043                  -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)             2004       1.000           1.128              2,416

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                               2004       1.000           1.032                  -

   Mid Cap Portfolio - Service Class 2 (9/03)                   2004       1.000           1.199                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Capital Appreciation Fund (8/03)                             2004       1.210           1.414             21,556
                                                                2003       1.000           1.210                  -

   High Yield Bond Trust (6/04)                                 2004       0.989           1.058              8,024

   Managed Assets Trust (5/04)                                  2004       0.981           1.056             78,925

   Money Market Portfolio (8/03)                                2004       0.989           0.977          1,517,985
                                                                2003       1.000           0.989            212,768

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                               2004       1.141           1.208             77,942
                                                                2003       1.000           1.141             12,824

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                   2004       1.313           1.457            143,383
                                                                2003       1.000           1.313             19,633

   Growth Fund - Class 2 Shares (6/03)                          2004       1.253           1.377            644,130
                                                                2003       1.000           1.253             32,809

   Growth-Income Fund - Class 2 Shares (6/03)                   2004       1.250           1.349            566,607
                                                                2003       1.000           1.250             76,884

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)             2004       1.258           1.615            560,857
                                                                2003       1.000           1.258                  -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (7/03)                            2004       1.278           1.391             65,621
                                                                2003       1.000           1.278                  -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                            2004       1.166           1.197             49,954
                                                                2003       1.000           1.166                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)        2004       1.201           1.322            141,873
                                                                2003       1.000           1.201             42,877

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                                2004       1.472           1.794             65,791
                                                                2003       1.000           1.472                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.331           1.542            259,760
                                                                2003       1.213           1.331                  -

   Templeton Growth Securities Fund - Class 2 Shares (8/03)     2004       1.321           1.498             42,469
                                                                2003       1.000           1.321             19,698

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)              2004       1.206           1.299             98,677
                                                                2003       1.000           1.206                  -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                        2004       1.267           1.351             52,642
                                                                2003       1.000           1.267                  -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                               2004       1.223           1.295                  -
                                                                2003       1.000           1.223                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                   2004       1.089           1.153             16,913
                                                                2003       1.000           1.089                  -

   Global Life Sciences Portfolio - Service Shares (8/03)       2004       1.186           1.324             18,974
                                                                2003       1.000           1.186                  -

   Global Technology Portfolio - Service Shares (8/03)          2004       1.379           1.355              6,427
                                                                2003       1.000           1.379                  -

   Worldwide Growth Portfolio - Service Shares (8/03)           2004       1.248           1.274                  -
                                                                2003       1.000           1.248                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                 2004       1.328           1.491             90,840
                                                                2003       1.000           1.328                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                           2004       1.237           1.362            215,646
                                                                2003       1.000           1.237                  -

   Mid-Cap Value Portfolio (6/03)                               2004       1.252           1.518            196,614
                                                                2003       1.000           1.252             12,278

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                             2004       1.078           1.203            131,244
                                                                2003       1.000           1.078                  -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                             2004       1.071           1.201             97,797
                                                                2003       1.000           1.071                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)      2004       0.991           1.048                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)          2004       1.041           1.108            135,276
                                                                2003       1.000           1.041                  -

   Total Return Portfolio - Administrative Class (6/03)         2004       1.008           1.033            279,803
                                                                2003       1.000           1.008             68,242

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                                2004       1.287           1.462              9,265
                                                                2003       1.000           1.287              8,464

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)      2004       1.423           1.755            719,606
                                                                2003       1.000           1.423             18,683

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                                2004       1.304           1.380              3,351
                                                                2003       1.000           1.304                  -

   Investors Fund - Class I (8/03)                              2004       1.268           1.367            120,062
                                                                2003       1.000           1.268                  -

   Large Cap Growth Fund - Class I (8/03)                       2004       1.302           1.279             77,833
                                                                2003       1.000           1.302                  -

   Small Cap Growth Fund - Class I (7/03)                       2004       1.423           1.601             88,716
                                                                2003       1.000           1.423                  -

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                      2004       1.135           1.179             95,891
                                                                2003       1.000           1.135             11,348

   Disciplined Mid Cap Stock Portfolio (8/03)                   2004       1.293           1.472             49,334
                                                                2003       1.000           1.293                  -

   Equity Income Portfolio (9/03)                               2004       1.229           1.320             35,278
                                                                2003       1.000           1.229                  -

   Federated High Yield Portfolio (7/03)                        2004       1.103           1.190            147,687
                                                                2003       1.000           1.103             11,662

   Federated Stock Portfolio (10/03)                            2004       1.245           1.345                  -
                                                                2003       1.000           1.245                  -

   Large Cap Portfolio (11/03)                                  2004       1.183           1.231             12,695
                                                                2003       1.000           1.183              8,694

   Lazard International Stock Portfolio (8/03)                  2004       1.260           1.425             72,407
                                                                2003       1.000           1.260             41,364

   Merrill Lynch Large Cap Core Portfolio (6/03)                2004       1.156           1.309             61,424
                                                                2003       1.000           1.156              8,818

   MFS Emerging Growth Portfolio (10/03)                        2004       1.191           1.312             12,699
                                                                2003       1.000           1.191                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   MFS Mid Cap Growth Portfolio (6/03)                          2004       1.276           1.422             39,526
                                                                2003       1.000           1.276             23,267

   MFS Value Portfolio (5/04)                                   2004       0.961           1.106             58,987

   Pioneer Fund Portfolio (6/03)                                2004       1.186           1.288             14,897
                                                                2003       1.000           1.186                  -

   Social Awareness Stock Portfolio (5/04)                      2004       0.945           1.041              3,300

   Travelers Quality Bond Portfolio (6/03)                      2004       1.010           1.020            308,862
                                                                2003       1.000           1.010             56,488

   U.S. Government Securities Portfolio (7/04)                  2004       1.002           1.041              2,927

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                    2004       1.220           1.270             47,755
                                                                2003       1.000           1.220                  -

   MFS Total Return Portfolio (6/03)                            2004       1.121           1.221            470,295
                                                                2003       1.000           1.121                  -

   Pioneer Strategic Income Portfolio (5/04)                    2004       0.970           1.080            231,897

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                               2004       0.997           0.985            374,315
                                                                2003       1.000           0.997                  -

   Strategic Equity Portfolio (8/03)                            2004       1.223           1.317             12,146
                                                                2003       1.000           1.223             11,483

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                  2004       1.255           1.440             80,157
                                                                2003       1.000           1.255             41,132

   Enterprise Portfolio - Class II Shares (10/03)               2004       1.182           1.199                  -
                                                                2003       1.000           1.182                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)             2004       1.234           1.388            120,583
                                                                2003       1.000           1.234              8,318

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                               2004       1.179           1.167              7,492
                                                                2003       1.000           1.179                  -

   Mid Cap Portfolio - Service Class 2 (9/03)                   2004       1.404           1.710            101,252
                                                                2003       1.000           1.404              7,534

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Capital Appreciation Fund (8/03)                             2004       1.000           1.169             19,487

   High Yield Bond Trust (6/04)                                 2004       1.007           1.076             13,701

   Managed Assets Trust (5/04)                                  2004       1.000           1.071                  -

   Money Market Portfolio (8/03)                                2004       1.000           0.994            122,820

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                               2004       1.000           1.058              6,266

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                   2004       1.000           1.113             49,935

   Growth Fund - Class 2 Shares (6/03)                          2004       1.000           1.086             52,497

   Growth-Income Fund - Class 2 Shares (6/03)                   2004       1.000           1.065            242,590

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)             2004       1.000           1.287                  -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (7/03)                            2004       1.000           1.093             12,455

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                            2004       1.000           1.022             11,107

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)        2004       1.000           1.100                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                                2004       1.000           1.261              6,091

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.000           1.156                  -

   Templeton Growth Securities Fund - Class 2 Shares (8/03)     2004       1.000           1.119             20,151

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)              2004       1.000           1.070                  -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                        2004       1.000           1.054                  -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                               2004       1.000           1.065              4,371

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                   2004       1.000           1.068                  -

   Global Life Sciences Portfolio - Service Shares (8/03)       2004       1.000           1.038                  -

   Global Technology Portfolio - Service Shares (8/03)          2004       1.000           1.052                  -

   Worldwide Growth Portfolio - Service Shares (8/03)           2004       1.000           1.087                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                 2004       1.000           1.125                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                           2004       1.000           1.099             30,970

   Mid-Cap Value Portfolio (6/03)                               2004       1.000           1.160             23,358

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                             2004       1.000           1.116                  -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                             2004       1.000           1.119             10,114

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)      2004       1.000           1.062                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)          2004       1.000           1.067             42,235

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Total Return Portfolio - Administrative Class (6/03)         2004       1.000           1.044             62,023

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                                2004       1.000           1.159                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)      2004       1.000           1.193             18,970

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                                2004       1.000           1.057                  -

   Investors Fund - Class I (8/03)                              2004       1.000           1.079                  -

   Large Cap Growth Fund - Class I (8/03)                       2004       1.000           0.990                  -

   Small Cap Growth Fund - Class I (7/03)                       2004       1.000           1.166              7,372

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                      2004       1.000           1.042                  -

   Disciplined Mid Cap Stock Portfolio (8/03)                   2004       1.000           1.119                  -

   Equity Income Portfolio (9/03)                               2004       1.000           1.102              2,095

   Federated High Yield Portfolio (7/03)                        2004       1.000           1.078             18,452

   Federated Stock Portfolio (10/03)                            2004       1.000           1.079              4,285

   Large Cap Portfolio (11/03)                                  2004       1.000           1.048             10,882

   Lazard International Stock Portfolio (8/03)                  2004       1.000           1.145              5,671

   Merrill Lynch Large Cap Core Portfolio (6/03)                2004       1.000           1.124                  -

   MFS Emerging Growth Portfolio (10/03)                        2004       1.000           1.081             14,708

   MFS Mid Cap Growth Portfolio (6/03)                          2004       1.000           1.073                  -

   MFS Value Portfolio (5/04)                                   2004       1.000           1.126                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Fund Portfolio (6/03)                                2004       1.000           1.093                  -

   Social Awareness Stock Portfolio (5/04)                      2004       1.000           1.075                  -

   Travelers Quality Bond Portfolio (6/03)                      2004       1.000           1.031             16,224

   U.S. Government Securities Portfolio (7/04)                  2004       1.031           1.072             24,703

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                    2004       1.000           1.054              4,416

   MFS Total Return Portfolio (6/03)                            2004       1.000           1.095             10,404

   Pioneer Strategic Income Portfolio (5/04)                    2004       1.000           1.103             36,748

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                               2004       1.000           0.997             38,697

   Strategic Equity Portfolio (8/03)                            2004       1.000           1.097                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                  2004       1.000           1.131                  -

   Enterprise Portfolio - Class II Shares (10/03)               2004       1.000           1.037                  -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)             2004       1.000           1.107             28,719

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                               2004       1.000           1.040                  -

   Mid Cap Portfolio - Service Class 2 (9/03)                   2004       1.000           1.227             23,433

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Capital Appreciation Fund (8/03)                             2004       1.209           1.409             12,785
                                                                2003       1.000           1.209                  -

   High Yield Bond Trust (6/04)                                 2004       0.989           1.056              5,932

   Managed Assets Trust (5/04)                                  2004       0.981           1.054                  -

   Money Market Portfolio (8/03)                                2004       0.988           0.973            275,155
                                                                2003       1.000           0.988                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                               2004       1.139           1.204              6,543
                                                                2003       1.000           1.139              6,103

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                   2004       1.312           1.452            109,939
                                                                2003       1.000           1.312                  -

   Growth Fund - Class 2 Shares (6/03)                          2004       1.251           1.373            364,182
                                                                2003       1.000           1.251              9,502

   Growth-Income Fund - Class 2 Shares (6/03)                   2004       1.249           1.344            154,796
                                                                2003       1.000           1.249              9,680

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)             2004       1.256           1.610             64,123
                                                                2003       1.000           1.256                  -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (7/03)                            2004       1.276           1.386             23,828
                                                                2003       1.000           1.276              8,717

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                            2004       1.164           1.193                574
                                                                2003       1.000           1.164                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)        2004       1.200           1.318             78,629
                                                                2003       1.000           1.200                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                                2004       1.470           1.788             20,786
                                                                2003       1.000           1.470                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)    2004       1.330           1.537             19,494
                                                                2003       1.212           1.330                  -

   Templeton Growth Securities Fund - Class 2 Shares (8/03)     2004       1.319           1.493             66,465
                                                                2003       1.000           1.319              4,120

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)              2004       1.204           1.295             98,157
                                                                2003       1.000           1.204                  -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                        2004       1.265           1.347             75,088
                                                                2003       1.000           1.265              9,392

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                               2004       1.221           1.291                  -
                                                                2003       1.000           1.221                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                   2004       1.088           1.149                  -
                                                                2003       1.000           1.088                  -

   Global Life Sciences Portfolio - Service Shares (8/03)       2004       1.184           1.319                  -
                                                                2003       1.000           1.184                  -

   Global Technology Portfolio - Service Shares (8/03)          2004       1.377           1.351                  -
                                                                2003       1.000           1.377                  -

   Worldwide Growth Portfolio - Service Shares (8/03)           2004       1.246           1.270                  -
                                                                2003       1.000           1.246                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                 2004       1.326           1.486             39,933
                                                                2003       1.000           1.326                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                           2004       1.235           1.357             77,834
                                                                2003       1.000           1.235                  -

   Mid-Cap Value Portfolio (6/03)                               2004       1.250           1.513             44,269
                                                                2003       1.000           1.250                  -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                             2004       1.078           1.200             79,749
                                                                2003       1.000           1.078                  -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                             2004       1.071           1.198             17,589
                                                                2003       1.000           1.071                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)      2004       0.991           1.046                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)          2004       1.040           1.105             23,112
                                                                2003       1.000           1.040                  -

   Total Return Portfolio - Administrative Class (6/03)         2004       1.007           1.030              5,097
                                                                2003       1.000           1.007              5,843

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                                2004       1.285           1.457                  -
                                                                2003       1.000           1.285                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)      2004       1.421           1.749             10,389
                                                                2003       1.000           1.421                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                                2004       1.302           1.376             26,950
                                                                2003       1.000           1.302              5,619

   Investors Fund - Class I (8/03)                              2004       1.266           1.363             13,524
                                                                2003       1.000           1.266              5,804

   Large Cap Growth Fund - Class I (8/03)                       2004       1.300           1.274             14,172
                                                                2003       1.000           1.300                  -

   Small Cap Growth Fund - Class I (7/03)                       2004       1.421           1.595             15,641
                                                                2003       1.000           1.421                  -

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                      2004       1.134           1.175            100,202
                                                                2003       1.000           1.134             31,053

   Disciplined Mid Cap Stock Portfolio (8/03)                   2004       1.291           1.467             18,344
                                                                2003       1.000           1.291                  -

   Equity Income Portfolio (9/03)                               2004       1.227           1.315            404,837
                                                                2003       1.000           1.227                  -

   Federated High Yield Portfolio (7/03)                        2004       1.102           1.186             52,673
                                                                2003       1.000           1.102                  -

   Federated Stock Portfolio (10/03)                            2004       1.243           1.341              5,987
                                                                2003       1.000           1.243              5,991

   Large Cap Portfolio (11/03)                                  2004       1.181           1.227                  -
                                                                2003       1.000           1.181                  -

   Lazard International Stock Portfolio (8/03)                  2004       1.258           1.420             15,146
                                                                2003       1.000           1.258                  -

   Merrill Lynch Large Cap Core Portfolio (6/03)                2004       1.154           1.304             86,722
                                                                2003       1.000           1.154                  -

   MFS Emerging Growth Portfolio (10/03)                        2004       1.189           1.308              2,138
                                                                2003       1.000           1.189                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   MFS Mid Cap Growth Portfolio (6/03)                          2004       1.274           1.418                  -
                                                                2003       1.000           1.274                  -

   MFS Value Portfolio (5/04)                                   2004       0.961           1.104             21,906

   Pioneer Fund Portfolio (6/03)                                2004       1.184           1.283              2,365
                                                                2003       1.000           1.184                  -

   Social Awareness Stock Portfolio (5/04)                      2004       0.945           1.039                437

   Travelers Quality Bond Portfolio (6/03)                      2004       1.009           1.016            105,941
                                                                2003       1.000           1.009                  -

   U.S. Government Securities Portfolio (7/04)                  2004       1.001           1.040              6,020

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                    2004       1.218           1.265             19,084
                                                                2003       1.000           1.218                  -

   MFS Total Return Portfolio (6/03)                            2004       1.119           1.217            154,861
                                                                2003       1.000           1.119                  -

   Pioneer Strategic Income Portfolio (5/04)                    2004       0.970           1.079              3,050

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                               2004       0.996           0.983             39,548
                                                                2003       1.000           0.996                  -

   Strategic Equity Portfolio (8/03)                            2004       1.221           1.313                  -
                                                                2003       1.000           1.221                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                  2004       1.253           1.435                854
                                                                2003       1.000           1.253                  -

   Enterprise Portfolio - Class II Shares (10/03)               2004       1.180           1.195                  -
                                                                2003       1.000           1.180                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)             2004       1.232           1.384             13,402
                                                                2003       1.000           1.232                  -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                               2004       1.178           1.164              4,274
                                                                2003       1.000           1.178                  -

   Mid Cap Portfolio - Service Class 2 (9/03)                   2004       1.402           1.705            109,154
                                                                2003       1.000           1.402              5,335

                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Janus Aspen Series: Balanced Portfolio - Service Shares is no available to new Contract Owners

Janus Aspen Series: Global Life Science Portfolio - Service Shares is no available to new Contract Owners

Janus Aspen Series: Worldwide Growth Portfolio - Service Shares is no available to new Contract Owners

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no available to new Contract Owners

Van Kampen Life Investment Trust - Enterprise Portfolio Class II Shares is no available to new Contract Owners

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                               2004       1.068           1.297             26,330
                                                                2003       1.000           1.068              7,638

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)       2004       1.321           1.623             48,424
                                                                2003       1.000           1.321              6,207

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                            2004       1.240           1.438             33,832
                                                                2003       1.000           1.240              6,382

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)       2004       1.173           1.318            409,561
                                                                2003       1.000           1.173            125,518

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.-Service
   Shares (9/03)                                                2004       1.127           1.174             19,256
                                                                2003       1.000           1.127             59,530

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)    2004       1.165           1.498            199,876
                                                                2003       1.000           1.165             67,166

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)              2004       1.129           1.228             26,208
                                                                2003       1.000           1.129                  -

   Capital Growth Portfolio - Class B (8/03)                    2004       1.117           1.181             42,871
                                                                2003       1.000           1.117             14,597

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Global Discovery Portfolio - Class B (10/03)                 2004       1.255           1.519             74,372
                                                                2003       1.000           1.255                  -

   Growth and Income Portfolio - Class B (7/03)                 2004       1.129           1.219             87,997
                                                                2003       1.000           1.129              1,124

   Health Sciences Portfolio - Class B (7/03)                   2004       1.125           1.207            187,842
                                                                2003       1.000           1.125                  -

   International Portfolio - Class B (7/03)                     2004       1.186           1.356            132,055
                                                                2003       1.000           1.186                  -

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)        2004       1.166           1.188              6,977
                                                                2003       1.000           1.166                  -

   Scudder Blue Chip Portfolio - Class B (8/03)                 2004       1.157           1.315            138,589
                                                                2003       1.000           1.157                  -

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                               2004       1.010           1.042            108,334

   Scudder Fixed Income Portfolio - Class B (7/03)              2004       0.990           1.013            521,877
                                                                2003       1.000           0.990              3,630

   Scudder Global Blue Chip Portfolio - Class B (10/03)         2004       1.182           1.328             71,208
                                                                2003       1.000           1.182                  -

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                               2004       0.997           1.013            113,691
                                                                2003       1.000           0.997                  -

   Scudder Growth & Income Strategy Portfolio (9/04)            2004       1.013           1.077            567,783

   Scudder Growth Portfolio - Class B (8/03)                    2004       1.110           1.143             15,820
                                                                2003       1.000           1.110                391

   Scudder Growth Strategy Portfolio - Class B (9/04)           2004       1.017           1.096            962,429

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Scudder High Income Portfolio - Class B (7/03)               2004       1.093           1.205            200,926
                                                                2003       1.000           1.093              1,129

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                               2004       1.010           1.059            526,320

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                               2004       1.211           1.403             71,402
                                                                2003       1.000           1.211                  -

   Scudder Mercury Large Cap Core Portfolio (12/04)             2004       1.000           1.037                  -

   Scudder Money Market Portfolio - Class B (8/03)              2004       0.992           0.980            434,342
                                                                2003       1.000           0.992                  -

   Scudder Small Cap Growth Portfolio - Class B (7/03)          2004       1.134           1.233             65,643
                                                                2003       1.000           1.134                  -

   Scudder Strategic Income Portfolio - Class B (7/03)          2004       0.986           1.050            307,547
                                                                2003       1.000           0.986                  -

   Scudder Technology Growth Portfolio - Class B (7/03)         2004       1.217           1.215             34,590
                                                                2003       1.000           1.217             54,667

   Scudder Templeton Foreign Value Portfolio (11/04)            2004       1.000           1.054             19,724

   Scudder Total Return Portfolio - Class B (7/03)              2004       1.065           1.113             94,278
                                                                2003       1.000           1.065              5,512

   SVS Davis Venture Value Portfolio - Class B (7/03)           2004       1.160           1.270            403,848
                                                                2003       1.000           1.160              9,515

   SVS Dreman Financial Services Portfolio - Class B (8/03)     2004       1.131           1.240             21,352
                                                                2003       1.000           1.131                  -

   SVS Dreman High Return Equity Portfolio - Class B (8/03)     2004       1.164           1.301            642,212
                                                                2003       1.000           1.164              9,483

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   SVS Dreman Small Cap Value Portfolio - Class B (7/03)        2004       1.246           1.538            262,804
                                                                2003       1.000           1.246             88,505

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                               2004       1.120           1.117             43,718
                                                                2003       1.000           1.120              3,341

   SVS Focus Value & Growth Portfolio - Class B (10/03)         2004       1.159           1.264              3,174
                                                                2003       1.000           1.159              3,274

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)    2004       1.164           1.255             57,237
                                                                2003       1.000           1.164              3,306

   SVS Index 500 Portfolio - Class B (7/03)                     2004       1.134           1.226            116,242
                                                                2003       1.000           1.134             12,472

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)        2004       1.177           1.290                712
                                                                2003       1.000           1.177             85,792

   SVS Janus Growth And Income Portfolio - Class B (7/03)       2004       1.121           1.224            150,879
                                                                2003       1.000           1.121            120,428

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                              2004       1.112           1.226            146,016
                                                                2003       1.000           1.112                  -

   SVS MFS Strategic Value Portfolio - Class B (8/03)           2004       1.124           1.297             57,376
                                                                2003       1.000           1.124              5,386

   SVS Oak Strategic Equity Portfolio - Class B (7/03)          2004       1.195           1.185             94,902
                                                                2003       1.000           1.195                  -

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)         2004       1.214           1.321             15,793
                                                                2003       1.000           1.214                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)    2004       1.064           1.091            187,147
                                                                2003       1.000           1.064              9,834

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                               2004       1.123           1.191             94,237
                                                                2003       1.000           1.123              9,111

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                               2004       1.068           1.296                  -
                                                                2003       1.000           1.068                  -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)       2004       1.321           1.621                  -
                                                                2003       1.000           1.321                  -

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                            2004       1.239           1.437                  -
                                                                2003       1.000           1.239                  -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)       2004       1.173           1.317             33,126
                                                                2003       1.000           1.173                  -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                                2004       1.127           1.173                  -
                                                                2003       1.000           1.127                  -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)    2004       1.165           1.497                  -
                                                                2003       1.000           1.165                  -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)              2004       1.129           1.227                  -
                                                                2003       1.000           1.129                  -

   Capital Growth Portfolio - Class B (8/03)                    2004       1.116           1.180                  -
                                                                2003       1.000           1.116                  -

   Global Discovery Portfolio - Class B (10/03)                 2004       1.255           1.518                  -
                                                                2003       1.000           1.255                  -

   Growth and Income Portfolio - Class B (7/03)                 2004       1.129           1.218                  -
                                                                2003       1.000           1.129                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Health Sciences Portfolio - Class B (7/03)                   2004       1.124           1.206                  -
                                                                2003       1.000           1.124                  -

   International Portfolio - Class B (7/03)                     2004       1.186           1.355                  -
                                                                2003       1.000           1.186                  -

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)        2004       1.166           1.187                  -
                                                                2003       1.000           1.166                  -

   Scudder Blue Chip Portfolio - Class B (8/03)                 2004       1.157           1.314                  -
                                                                2003       1.000           1.157                  -

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                               2004       1.010           1.042                  -

   Scudder Fixed Income Portfolio - Class B (7/03)              2004       0.989           1.012                  -
                                                                2003       1.000           0.989                  -

   Scudder Global Blue Chip Portfolio - Class B (10/03)         2004       1.181           1.327             61,511
                                                                2003       1.000           1.181                  -

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                               2004       0.997           1.012                  -
                                                                2003       1.000           0.997                  -

   Scudder Growth & Income Strategy Portfolio (9/04)            2004       1.013           1.077                  -

   Scudder Growth Portfolio - Class B (8/03)                    2004       1.109           1.142                  -
                                                                2003       1.000           1.109                  -

   Scudder Growth Strategy Portfolio - Class B (9/04)           2004       1.017           1.096                  -

   Scudder High Income Portfolio - Class B (7/03)               2004       1.093           1.204             32,512
                                                                2003       1.000           1.093                  -

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                               2004       1.010           1.059                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                               2004       1.211           1.402             32,029
                                                                2003       1.000           1.211                  -

   Scudder Mercury Large Cap Core Portfolio (12/04)             2004       1.000           1.037                  -

   Scudder Money Market Portfolio - Class B (8/03)              2004       0.991           0.979                  -
                                                                2003       1.000           0.991                  -

   Scudder Small Cap Growth Portfolio - Class B (7/03)          2004       1.134           1.232                  -
                                                                2003       1.000           1.134                  -

   Scudder Strategic Income Portfolio - Class B (7/03)          2004       0.986           1.049              3,395
                                                                2003       1.000           0.986                  -

   Scudder Technology Growth Portfolio - Class B (7/03)         2004       1.217           1.214                  -
                                                                2003       1.000           1.217                  -

   Scudder Templeton Foreign Value Portfolio (11/04)            2004       1.000           1.054                  -

   Scudder Total Return Portfolio - Class B (7/03)              2004       1.064           1.112                  -
                                                                2003       1.000           1.064                  -

   SVS Davis Venture Value Portfolio - Class B (7/03)           2004       1.159           1.269              2,804
                                                                2003       1.000           1.159                  -

   SVS Dreman Financial Services Portfolio - Class B (8/03)     2004       1.131           1.239                  -
                                                                2003       1.000           1.131                  -

   SVS Dreman High Return Equity Portfolio - Class B (8/03)     2004       1.164           1.300             52,698
                                                                2003       1.000           1.164                  -

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)        2004       1.246           1.537              2,316
                                                                2003       1.000           1.246                  -

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                               2004       1.119           1.116                  -
                                                                2003       1.000           1.119                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   SVS Focus Value & Growth Portfolio - Class B (10/03)         2004       1.159           1.263                  -
                                                                2003       1.000           1.159                  -

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)    2004       1.164           1.254                  -
                                                                2003       1.000           1.164                  -

   SVS Index 500 Portfolio - Class B (7/03)                     2004       1.133           1.225                  -
                                                                2003       1.000           1.133                  -

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)        2004       1.177           1.288                  -
                                                                2003       1.000           1.177                  -

   SVS Janus Growth And Income Portfolio - Class B (7/03)       2004       1.121           1.223              4,425
                                                                2003       1.000           1.121                  -

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                              2004       1.111           1.225                  -
                                                                2003       1.000           1.111                  -

   SVS MFS Strategic Value Portfolio - Class B (8/03)           2004       1.123           1.296                  -
                                                                2003       1.000           1.123                  -

   SVS Oak Strategic Equity Portfolio - Class B (7/03)          2004       1.195           1.185                  -
                                                                2003       1.000           1.195                  -

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)         2004       1.214           1.320                  -
                                                                2003       1.000           1.214                  -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)    2004       1.064           1.090              6,583
                                                                2003       1.000           1.064                  -

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                               2004       1.122           1.190                  -
                                                                2003       1.000           1.122                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                               2004       1.067           1.293             13,375
                                                                2003       1.000           1.067             11,440

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)       2004       1.320           1.618             24,141
                                                                2003       1.000           1.320             19,667

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                            2004       1.238           1.434              9,687
                                                                2003       1.000           1.238              1,309

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)       2004       1.172           1.314             61,420
                                                                2003       1.000           1.172             17,258

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                                2004       1.126           1.170                  -
                                                                2003       1.000           1.126                  -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)    2004       1.164           1.493             32,674
                                                                2003       1.000           1.164             20,601

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)              2004       1.128           1.224                  -
                                                                2003       1.000           1.128                  -

   Capital Growth Portfolio - Class B (8/03)                    2004       1.115           1.177                  -
                                                                2003       1.000           1.115                  -

   Global Discovery Portfolio - Class B (10/03)                 2004       1.254           1.514             12,473
                                                                2003       1.000           1.254                  -

   Growth and Income Portfolio - Class B (7/03)                 2004       1.128           1.215             63,218
                                                                2003       1.000           1.128              5,898

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Health Sciences Portfolio - Class B (7/03)                   2004       1.123           1.203             14,263
                                                                2003       1.000           1.123                  -

   International Portfolio - Class B (7/03)                     2004       1.185           1.352             61,387
                                                                2003       1.000           1.185              8,902

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)        2004       1.165           1.184                551
                                                                2003       1.000           1.165                  -

   Scudder Blue Chip Portfolio - Class B (8/03)                 2004       1.156           1.311             34,953
                                                                2003       1.000           1.156              8,952

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                               2004       1.010           1.042                  -

   Scudder Fixed Income Portfolio - Class B (7/03)              2004       0.989           1.010            353,817
                                                                2003       1.000           0.989              9,917

   Scudder Global Blue Chip Portfolio - Class B (10/03)         2004       1.180           1.324              2,957
                                                                2003       1.000           1.180                  -

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                               2004       0.996           1.010             64,524
                                                                2003       1.000           0.996                  -

   Scudder Growth & Income Strategy Portfolio (9/04)            2004       1.013           1.076                  -

   Scudder Growth Portfolio - Class B (8/03)                    2004       1.108           1.140             54,686
                                                                2003       1.000           1.108             14,943

   Scudder Growth Strategy Portfolio - Class B (9/04)           2004       1.017           1.095             48,722

   Scudder High Income Portfolio - Class B (7/03)               2004       1.092           1.201            103,553
                                                                2003       1.000           1.092              9,316

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                               2004       1.010           1.058              8,761

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                               2004       1.210           1.399             11,116
                                                                2003       1.000           1.210                  -

   Scudder Mercury Large Cap Core Portfolio (12/04)             2004       1.000           1.037                  -

   Scudder Money Market Portfolio - Class B (8/03)              2004       0.990           0.977             82,461
                                                                2003       1.000           0.990                  -

   Scudder Small Cap Growth Portfolio - Class B (7/03)          2004       1.133           1.229             13,516
                                                                2003       1.000           1.133              8,769

   Scudder Strategic Income Portfolio - Class B (7/03)          2004       0.985           1.047            280,457
                                                                2003       1.000           0.985                  -

   Scudder Technology Growth Portfolio - Class B (7/03)         2004       1.216           1.211              9,123
                                                                2003       1.000           1.216                  -

   Scudder Templeton Foreign Value Portfolio (11/04)            2004       1.000           1.053             50,309

   Scudder Total Return Portfolio - Class B (7/03)              2004       1.063           1.110             76,271
                                                                2003       1.000           1.063                  -

   SVS Davis Venture Value Portfolio - Class B (7/03)           2004       1.158           1.266            270,327
                                                                2003       1.000           1.158              9,075

   SVS Dreman Financial Services Portfolio - Class B (8/03)     2004       1.130           1.236             23,319
                                                                2003       1.000           1.130                  -

   SVS Dreman High Return Equity Portfolio - Class B (8/03)     2004       1.163           1.297            116,870
                                                                2003       1.000           1.163              9,146

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)        2004       1.245           1.533            105,153
                                                                2003       1.000           1.245              5,703

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                               2004       1.118           1.114             39,958
                                                                2003       1.000           1.118                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   SVS Focus Value & Growth Portfolio - Class B (10/03)         2004       1.158           1.260             10,452
                                                                2003       1.000           1.158                  -

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)    2004       1.163           1.251            125,393
                                                                2003       1.000           1.163             20,897

   SVS Index 500 Portfolio - Class B (7/03)                     2004       1.132           1.222             86,208
                                                                2003       1.000           1.132                  -

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)        2004       1.176           1.285                  -
                                                                2003       1.000           1.176                  -

   SVS Janus Growth And Income Portfolio - Class B (7/03)       2004       1.120           1.221             15,983
                                                                2003       1.000           1.120                  -

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                              2004       1.110           1.223                  -
                                                                2003       1.000           1.110                  -

   SVS MFS Strategic Value Portfolio - Class B (8/03)           2004       1.122           1.293            133,258
                                                                2003       1.000           1.122                  -

   SVS Oak Strategic Equity Portfolio - Class B (7/03)          2004       1.194           1.182             18,240
                                                                2003       1.000           1.194                  -

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)         2004       1.213           1.317             56,611
                                                                2003       1.000           1.213                  -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)    2004       1.063           1.087            101,790
                                                                2003       1.000           1.063             39,445

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                               2004       1.121           1.187             41,263
                                                                2003       1.000           1.121             17,947

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                               2004       1.066           1.292            106,758
                                                                2003       1.000           1.066                  -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets
   Portfolio (10/03)                                            2004       1.319           1.616            166,155
                                                                2003       1.000           1.319              1,976

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                            2004       1.238           1.433            114,986
                                                                2003       1.000           1.238                  -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service
   Shares (7/03)                                                2004       1.172           1.313            678,153
                                                                2003       1.000           1.172             24,866

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.-
   Service Shares (9/03)                                        2004       1.125           1.169             18,238
                                                                2003       1.000           1.125              4,775

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -
   Class B (7/03)                                               2004       1.164           1.492            495,080
                                                                2003       1.000           1.164             36,952

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)              2004       1.128           1.223             42,676
                                                                2003       1.000           1.128             14,431

   Capital Growth Portfolio - Class B (8/03)                    2004       1.115           1.176            239,052
                                                                2003       1.000           1.115             14,329

   Global Discovery Portfolio - Class B (10/03)                 2004       1.253           1.513            328,732
                                                                2003       1.000           1.253             12,489

   Growth and Income Portfolio - Class B (7/03)                 2004       1.128           1.214            404,816
                                                                2003       1.000           1.128             11,810

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Health Sciences Portfolio - Class B (7/03)                   2004       1.123           1.202            260,498
                                                                2003       1.000           1.123             25,001

   International Portfolio - Class B (7/03)                     2004       1.185           1.350            257,823
                                                                2003       1.000           1.185             27,401

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -
   Class B (12/03)                                              2004       1.165           1.183             65,105
                                                                2003       1.000           1.165                  -

   Scudder Blue Chip Portfolio - Class B (8/03)                 2004       1.156           1.310            563,432
                                                                2003       1.000           1.156              7,903

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                               2004       1.010           1.041            382,562

   Scudder Fixed Income Portfolio - Class B (7/03)              2004       0.988           1.009          1,057,469
                                                                2003       1.000           0.988            101,618

   Scudder Global Blue Chip Portfolio - Class B (10/03)         2004       1.180           1.323            319,331
                                                                2003       1.000           1.180             23,738

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                               2004       0.995           1.009            333,059
                                                                2003       1.000           0.995             51,517

   Scudder Growth & Income Strategy Portfolio (9/04)            2004       1.013           1.076          1,083,858

   Scudder Growth Portfolio - Class B (8/03)                    2004       1.108           1.139            417,706
                                                                2003       1.000           1.108             11,986

   Scudder Growth Strategy Portfolio - Class B (9/04)           2004       1.017           1.095          1,129,270

   Scudder High Income Portfolio - Class B (7/03)               2004       1.092           1.200            699,155
                                                                2003       1.000           1.092             16,024

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                               2004       1.010           1.058            428,366

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                               2004       1.210           1.398            467,194
                                                                2003       1.000           1.210             15,460

   Scudder Mercury Large Cap Core Portfolio (12/04)             2004       1.000           1.036                  -

   Scudder Money Market Portfolio - Class B (8/03)              2004       0.990           0.976            183,680
                                                                2003       1.000           0.990            225,779

   Scudder Small Cap Growth Portfolio - Class B (7/03)          2004       1.133           1.228            226,524
                                                                2003       1.000           1.133             21,235

   Scudder Strategic Income Portfolio - Class B (7/03)          2004       0.985           1.046            455,091
                                                                2003       1.000           0.985              5,361

   Scudder Technology Growth Portfolio -
   Class B (7/03)                                               2004       1.216           1.210            230,133
                                                                2003       1.000           1.216             20,588

   Scudder Templeton Foreign Value Portfolio (11/04)            2004       1.000           1.053                  -

   Scudder Total Return Portfolio - Class B (7/03)              2004       1.063           1.109            654,361
                                                                2003       1.000           1.063             31,204

   SVS Davis Venture Value Portfolio - Class B (7/03)           2004       1.158           1.265          1,104,940
                                                                2003       1.000           1.158             20,107

   SVS Dreman Financial Services Portfolio -
   Class B (8/03)                                               2004       1.130           1.235            338,535
                                                                2003       1.000           1.130              6,031

   SVS Dreman High Return Equity Portfolio -
   Class B (8/03)                                               2004       1.163           1.296          1,259,728
                                                                2003       1.000           1.163             29,127

   SVS Dreman Small Cap Value Portfolio -
   Class B (7/03)                                               2004       1.245           1.532            523,723
                                                                2003       1.000           1.245             26,297

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                               2004       1.118           1.113            232,600
                                                                2003       1.000           1.118             23,169

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   SVS Focus Value & Growth Portfolio -
   Class B (10/03)                                              2004       1.157           1.259             54,416
                                                                2003       1.000           1.157                  -

   SVS II Scudder Large Cap Value Portfolio -
   Class B (8/03)                                               2004       1.163           1.250            469,896
                                                                2003       1.000           1.163             16,699

   SVS Index 500 Portfolio - Class B (7/03)                     2004       1.132           1.221          1,582,658
                                                                2003       1.000           1.132             23,164

   SVS INVESCO Dynamic Growth Portfolio -
   Class B (8/03)                                               2004       1.175           1.284              4,219
                                                                2003       1.000           1.175                  -

   SVS Janus Growth And Income Portfolio -
   Class B (7/03)                                               2004       1.120           1.220            221,717
                                                                2003       1.000           1.120             16,272

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                              2004       1.110           1.222              8,281
                                                                2003       1.000           1.110                  -

   SVS MFS Strategic Value Portfolio - Class B (8/03)           2004       1.122           1.292            418,881
                                                                2003       1.000           1.122             26,263

   SVS Oak Strategic Equity Portfolio - Class B (7/03)          2004       1.194           1.181            128,229
                                                                2003       1.000           1.194              7,465

   SVS Turner Mid Cap Growth Portfolio -
   Class B (7/03)                                               2004       1.213           1.316            181,078
                                                                2003       1.000           1.213             15,825

The Alger American Fund
   Alger American Balanced Portfolio - Class S
   Shares (7/03)                                                2004       1.062           1.086            760,579
                                                                2003       1.000           1.062             26,830

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                               2004       1.121           1.186             91,408
                                                                2003       1.000           1.121              8,789

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                               2004       1.065           1.289            257,948
                                                                2003       1.000           1.065             18,475

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets
   Portfolio (10/03)                                            2004       1.318           1.613            229,337
                                                                2003       1.000           1.318             33,045

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                            2004       1.237           1.429             84,622
                                                                2003       1.000           1.237              3,003

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service
   Shares (7/03)                                                2004       1.171           1.310            554,327
                                                                2003       1.000           1.171             47,089

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.-
   Service Shares (9/03)                                        2004       1.125           1.167             28,211
                                                                2003       1.000           1.125                  -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -
   Class B (7/03)                                               2004       1.163           1.489            678,303
                                                                2003       1.000           1.163             91,869

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)              2004       1.127           1.220            196,995
                                                                2003       1.000           1.127             40,155

   Capital Growth Portfolio - Class B (8/03)                    2004       1.114           1.173            444,743
                                                                2003       1.000           1.114             37,389

   Global Discovery Portfolio - Class B (10/03)                 2004       1.252           1.510            274,508
                                                                2003       1.000           1.252             50,341

   Growth and Income Portfolio - Class B (7/03)                 2004       1.127           1.211          1,127,974
                                                                2003       1.000           1.127             83,511

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Health Sciences Portfolio - Class B (7/03)                   2004       1.122           1.199            593,343
                                                                2003       1.000           1.122             75,808

   International Portfolio - Class B (7/03)                     2004       1.184           1.347            595,000
                                                                2003       1.000           1.184             16,378

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -
   Class B (12/03)                                              2004       1.164           1.181            267,008
                                                                2003       1.000           1.164             16,621

   Scudder Blue Chip Portfolio - Class B (8/03)                 2004       1.155           1.307          1,170,698
                                                                2003       1.000           1.155             96,364

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                               2004       1.010           1.041            285,740

   Scudder Fixed Income Portfolio - Class B (7/03)              2004       0.987           1.007          2,100,789
                                                                2003       1.000           0.987             13,999

   Scudder Global Blue Chip Portfolio - Class B (10/03)         2004       1.179           1.320            456,849
                                                                2003       1.000           1.179             84,892

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                               2004       0.995           1.007            418,300
                                                                2003       1.000           0.995            130,356

   Scudder Growth & Income Strategy Portfolio (9/04)            2004       1.013           1.076          1,915,919

   Scudder Growth Portfolio - Class B (8/03)                    2004       1.107           1.136            407,361
                                                                2003       1.000           1.107             37,888

   Scudder Growth Strategy Portfolio - Class B (9/04)           2004       1.017           1.094            919,471

   Scudder High Income Portfolio - Class B (7/03)               2004       1.091           1.197          1,114,908
                                                                2003       1.000           1.091             56,597

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                               2004       1.010           1.058            607,758

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                               2004       1.209           1.395            738,350
                                                                2003       1.000           1.209             42,984

   Scudder Mercury Large Cap Core Portfolio (12/04)             2004       1.000           1.036                  -

   Scudder Money Market Portfolio - Class B (8/03)              2004       0.989           0.974            706,446
                                                                2003       1.000           0.989             12,106

   Scudder Small Cap Growth Portfolio - Class B (7/03)          2004       1.132           1.225            488,779
                                                                2003       1.000           1.132             56,974

   Scudder Strategic Income Portfolio - Class B (7/03)          2004       0.984           1.043          1,000,269
                                                                2003       1.000           0.984             82,870

   Scudder Technology Growth Portfolio -
   Class B (7/03)                                               2004       1.215           1.207            451,659
                                                                2003       1.000           1.215             38,978

   Scudder Templeton Foreign Value Portfolio (11/04)            2004       1.000           1.053                  -

   Scudder Total Return Portfolio - Class B (7/03)              2004       1.062           1.106          1,299,927
                                                                2003       1.000           1.062              3,469

   SVS Davis Venture Value Portfolio - Class B (7/03)           2004       1.157           1.262          1,631,465
                                                                2003       1.000           1.157            117,089

   SVS Dreman Financial Services Portfolio -
   Class B (8/03)                                               2004       1.129           1.232            578,376
                                                                2003       1.000           1.129             60,581

   SVS Dreman High Return Equity Portfolio -
   Class B (8/03)                                               2004       1.162           1.292          1,223,866
                                                                2003       1.000           1.162             75,302

   SVS Dreman Small Cap Value Portfolio -
   Class B (7/03)                                               2004       1.244           1.528          1,007,495
                                                                2003       1.000           1.244             80,318

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                               2004       1.117           1.110            618,821
                                                                2003       1.000           1.117             77,535

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   SVS Focus Value & Growth Portfolio -
   Class B (10/03)                                              2004       1.157           1.256            326,211
                                                                2003       1.000           1.157             37,274

   SVS II Scudder Large Cap Value Portfolio -
   Class B (8/03)                                               2004       1.162           1.247            774,168
                                                                2003       1.000           1.162             71,711

   SVS Index 500 Portfolio - Class B (7/03)                     2004       1.131           1.218            831,431
                                                                2003       1.000           1.131             59,411

   SVS INVESCO Dynamic Growth Portfolio -
   Class B (8/03)                                               2004       1.174           1.281             42,563
                                                                2003       1.000           1.174                  -

   SVS Janus Growth And Income Portfolio -
   Class B (7/03)                                               2004       1.119           1.217            470,674
                                                                2003       1.000           1.119             47,671

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                              2004       1.109           1.219             78,016
                                                                2003       1.000           1.109              5,973

   SVS MFS Strategic Value Portfolio - Class B (8/03)           2004       1.121           1.289            481,303
                                                                2003       1.000           1.121             46,772

   SVS Oak Strategic Equity Portfolio - Class B (7/03)          2004       1.193           1.178            288,143
                                                                2003       1.000           1.193             32,485

   SVS Turner Mid Cap Growth Portfolio -
   Class B (7/03)                                               2004       1.212           1.313            604,438
                                                                2003       1.000           1.212             45,624

The Alger American Fund
   Alger American Balanced Portfolio - Class S
   Shares (7/03)                                                2004       1.061           1.084          1,078,538
                                                                2003       1.000           1.061            158,729

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                               2004       1.120           1.184            147,049
                                                                2003       1.000           1.120             46,628

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                               2004       1.065           1.288                  -
                                                                2003       1.000           1.065                  -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)       2004       1.318           1.611                  -
                                                                2003       1.000           1.318                  -

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                            2004       1.237           1.428              6,681
                                                                2003       1.000           1.237                  -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)       2004       1.170           1.309                  -
                                                                2003       1.000           1.170                  -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                                2004       1.124           1.166                  -
                                                                2003       1.000           1.124                  -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)    2004       1.163           1.487             12,828
                                                                2003       1.000           1.163                  -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)              2004       1.126           1.219                  -
                                                                2003       1.000           1.126                  -

   Capital Growth Portfolio - Class B (8/03)                    2004       1.114           1.173                  -
                                                                2003       1.000           1.114                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Global Discovery Portfolio - Class B (10/03)                 2004       1.252           1.508                  -
                                                                2003       1.000           1.252                  -

   Growth and Income Portfolio - Class B (7/03)                 2004       1.126           1.210             15,697
                                                                2003       1.000           1.126                  -

   Health Sciences Portfolio - Class B (7/03)                   2004       1.122           1.198                  -
                                                                2003       1.000           1.122                  -

   International Portfolio - Class B (7/03)                     2004       1.183           1.346                  -
                                                                2003       1.000           1.183                  -

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)        2004       1.163           1.180                  -
                                                                2003       1.000           1.163                  -

   Scudder Blue Chip Portfolio - Class B (8/03)                 2004       1.154           1.306                  -
                                                                2003       1.000           1.154                  -

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                               2004       1.010           1.041                  -

   Scudder Fixed Income Portfolio - Class B (7/03)              2004       0.987           1.006                  -
                                                                2003       1.000           0.987                  -

   Scudder Global Blue Chip Portfolio - Class B (10/03)         2004       1.179           1.319                  -
                                                                2003       1.000           1.179                  -

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                               2004       0.994           1.006                  -
                                                                2003       1.000           0.994                  -

   Scudder Growth & Income Strategy Portfolio (9/04)            2004       1.013           1.075                  -

   Scudder Growth Portfolio - Class B (8/03)                    2004       1.107           1.135                  -
                                                                2003       1.000           1.107                  -

   Scudder Growth Strategy Portfolio - Class B (9/04)           2004       1.017           1.094             55,272

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Scudder High Income Portfolio - Class B (7/03)               2004       1.090           1.196                  -
                                                                2003       1.000           1.090                  -

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                               2004       1.010           1.057                  -

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                               2004       1.208           1.393                  -
                                                                2003       1.000           1.208                  -

   Scudder Mercury Large Cap Core Portfolio (12/04)             2004       1.000           1.036                  -

   Scudder Money Market Portfolio - Class B (8/03)              2004       0.989           0.973                  -
                                                                2003       1.000           0.989                  -

   Scudder Small Cap Growth Portfolio - Class B (7/03)          2004       1.131           1.224                  -
                                                                2003       1.000           1.131                  -

   Scudder Strategic Income Portfolio - Class B (7/03)          2004       0.984           1.043                  -
                                                                2003       1.000           0.984                  -

   Scudder Technology Growth Portfolio - Class B (7/03)         2004       1.214           1.206                  -
                                                                2003       1.000           1.214                  -

   Scudder Templeton Foreign Value Portfolio (11/04)            2004       1.000           1.053                  -

   Scudder Total Return Portfolio - Class B (7/03)              2004       1.062           1.106                  -
                                                                2003       1.000           1.062                  -

   SVS Davis Venture Value Portfolio - Class B (7/03)           2004       1.157           1.261                  -
                                                                2003       1.000           1.157                  -

   SVS Dreman Financial Services Portfolio - Class B (8/03)     2004       1.128           1.231                  -
                                                                2003       1.000           1.128                  -

   SVS Dreman High Return Equity Portfolio - Class B (8/03)     2004       1.161           1.291                  -
                                                                2003       1.000           1.161                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   SVS Dreman Small Cap Value Portfolio - Class B (7/03)        2004       1.243           1.527             12,514
                                                                2003       1.000           1.243                  -

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                               2004       1.117           1.109                  -
                                                                2003       1.000           1.117                  -

   SVS Focus Value & Growth Portfolio - Class B (10/03)         2004       1.156           1.255                  -
                                                                2003       1.000           1.156                  -

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)    2004       1.161           1.246                  -
                                                                2003       1.000           1.161                  -

   SVS Index 500 Portfolio - Class B (7/03)                     2004       1.131           1.217                  -
                                                                2003       1.000           1.131                  -

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)        2004       1.174           1.280                  -
                                                                2003       1.000           1.174                  -

   SVS Janus Growth And Income Portfolio - Class B (7/03)       2004       1.118           1.216                  -
                                                                2003       1.000           1.118                  -

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                              2004       1.109           1.218                  -
                                                                2003       1.000           1.109                  -

   SVS MFS Strategic Value Portfolio - Class B (8/03)           2004       1.121           1.288                  -
                                                                2003       1.000           1.121                  -

   SVS Oak Strategic Equity Portfolio - Class B (7/03)          2004       1.192           1.177                  -
                                                                2003       1.000           1.192                  -

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)         2004       1.211           1.312                  -
                                                                2003       1.000           1.211                  -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)    2004       1.061           1.083             26,400
                                                                2003       1.000           1.061                  -

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                               2004       1.120           1.183                  -
                                                                2003       1.000           1.120                  -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                               2004       1.000           1.203                  -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)       2004       1.000           1.165             15,896

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                            2004       1.000           1.133                  -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)       2004       1.000           1.117             50,815

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                                2004       1.000           1.045                  -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)    2004       1.000           1.213                  -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)              2004       1.000           1.068                  -

   Capital Growth Portfolio - Class B (8/03)                    2004       1.000           1.056                  -

   Global Discovery Portfolio - Class B (10/03)                 2004       1.000           1.197              6,528

   Growth and Income Portfolio - Class B (7/03)                 2004       1.000           1.082            141,107

   Health Sciences Portfolio - Class B (7/03)                   2004       1.000           1.040             16,844

   International Portfolio - Class B (7/03)                     2004       1.000           1.139             18,430

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)        2004       1.000           1.045                  -

   Scudder Blue Chip Portfolio - Class B (8/03)                 2004       1.000           1.112             46,634

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                               2004       1.010           1.040                  -

   Scudder Fixed Income Portfolio - Class B (7/03)              2004       1.000           0.996             71,133

   Scudder Global Blue Chip Portfolio - Class B (10/03)         2004       1.000           1.125             25,819

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                               2004       1.000           1.002              1,952

   Scudder Growth & Income Strategy Portfolio (9/04)            2004       1.013           1.075            309,893

   Scudder Growth Portfolio - Class B (8/03)                    2004       1.000           1.043              9,625

   Scudder Growth Strategy Portfolio - Class B (9/04)           2004       1.017           1.094             72,711

   Scudder High Income Portfolio - Class B (7/03)               2004       1.000           1.085              8,208

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                               2004       1.010           1.057                  -

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                               2004       1.000           1.152             44,807

   Scudder Mercury Large Cap Core Portfolio (12/04)             2004       1.000           1.036                  -

   Scudder Money Market Portfolio - Class B (8/03)              2004       1.000           0.987             24,864

   Scudder Small Cap Growth Portfolio - Class B (7/03)          2004       1.000           1.067                  -

   Scudder Strategic Income Portfolio - Class B (7/03)          2004       1.000           1.058             32,132

   Scudder Technology Growth Portfolio - Class B (7/03)         2004       1.000           1.047             16,459

   Scudder Templeton Foreign Value Portfolio (11/04)            2004       1.000           1.053                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Scudder Total Return Portfolio - Class B (7/03)              2004       1.000           1.034             76,616

   SVS Davis Venture Value Portfolio - Class B (7/03)           2004       1.000           1.069             69,501

   SVS Dreman Financial Services Portfolio - Class B (8/03)     2004       1.000           1.062             16,200

   SVS Dreman High Return Equity Portfolio - Class B (8/03)     2004       1.000           1.116             18,938

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)        2004       1.000           1.169             70,133

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                               2004       1.000           1.012             17,011

   SVS Focus Value & Growth Portfolio - Class B (10/03)         2004       1.000           1.106             15,073

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)    2004       1.000           1.082             19,155

   SVS Index 500 Portfolio - Class B (7/03)                     2004       1.000           1.087                  -

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)        2004       1.000           1.104                729

   SVS Janus Growth And Income Portfolio - Class B (7/03)       2004       1.000           1.102             49,690

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                              2004       1.000           1.109                  -

   SVS MFS Strategic Value Portfolio - Class B (8/03)           2004       1.000           1.142             27,660

   SVS Oak Strategic Equity Portfolio - Class B (7/03)          2004       1.000           1.016             13,198

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)         2004       1.000           1.099                  -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)    2004       1.000           1.017             19,844

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                               2004       1.000           1.069                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                               2004       1.064           1.285             50,899
                                                                2003       1.000           1.064             29,185

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)       2004       1.317           1.608             11,897
                                                                2003       1.000           1.317                  -

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                            2004       1.236           1.425             26,403
                                                                2003       1.000           1.236                  -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)       2004       1.169           1.305            152,466
                                                                2003       1.000           1.169                  -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                                2004       1.123           1.163                  -
                                                                2003       1.000           1.123                  -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)    2004       1.162           1.484            277,814
                                                                2003       1.000           1.162                  -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)              2004       1.125           1.216              9,424
                                                                2003       1.000           1.125                  -

   Capital Growth Portfolio - Class B (8/03)                    2004       1.113           1.170              4,931
                                                                2003       1.000           1.113                  -

   Global Discovery Portfolio - Class B (10/03)                 2004       1.251           1.505             45,090
                                                                2003       1.000           1.251                  -

   Growth and Income Portfolio - Class B (7/03)                 2004       1.125           1.207            365,748
                                                                2003       1.000           1.125                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Health Sciences Portfolio - Class B (7/03)                   2004       1.121           1.196             57,274
                                                                2003       1.000           1.121                  -

   International Portfolio - Class B (7/03)                     2004       1.182           1.343            158,815
                                                                2003       1.000           1.182                  -

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -
   Class B (12/03)                                              2004       1.162           1.177                  -
                                                                2003       1.000           1.162                  -

   Scudder Blue Chip Portfolio - Class B (8/03)                 2004       1.153           1.302             76,393
                                                                2003       1.000           1.153                  -

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                               2004       1.010           1.040                  -

   Scudder Fixed Income Portfolio - Class B (7/03)              2004       0.986           1.003            277,697
                                                                2003       1.000           0.986             59,532

   Scudder Global Blue Chip Portfolio -
   Class B (10/03)                                              2004       1.178           1.316             85,426
                                                                2003       1.000           1.178                  -

   Scudder Government & Agency Securities Portfolio
   - Class B (7/03)                                             2004       0.994           1.004             78,254
                                                                2003       1.000           0.994                  -

   Scudder Growth & Income Strategy Portfolio (9/04)            2004       1.013           1.075            119,674

   Scudder Growth Portfolio - Class B (8/03)                    2004       1.106           1.132            186,872
                                                                2003       1.000           1.106                  -

   Scudder Growth Strategy Portfolio - Class B (9/04)           2004       1.017           1.094            184,960

   Scudder High Income Portfolio - Class B (7/03)               2004       1.090           1.193            196,509
                                                                2003       1.000           1.090             92,518

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                               2004       1.010           1.057            591,288

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                               2004       1.207           1.390            112,799
                                                                2003       1.000           1.207                  -

   Scudder Mercury Large Cap Core Portfolio (12/04)             2004       1.000           1.036                  -

   Scudder Money Market Portfolio - Class B (8/03)              2004       0.988           0.971             58,185
                                                                2003       1.000           0.988                  -

   Scudder Small Cap Growth Portfolio - Class B (7/03)          2004       1.130           1.221             88,772
                                                                2003       1.000           1.130                  -

   Scudder Strategic Income Portfolio - Class B (7/03)          2004       0.983           1.040            227,178
                                                                2003       1.000           0.983            179,617

   Scudder Technology Growth Portfolio -
   Class B (7/03)                                               2004       1.213           1.203             14,463
                                                                2003       1.000           1.213                  -

   Scudder Templeton Foreign Value Portfolio (11/04)            2004       1.000           1.053             28,525

   Scudder Total Return Portfolio - Class B (7/03)              2004       1.061           1.103             28,622
                                                                2003       1.000           1.061                  -

   SVS Davis Venture Value Portfolio - Class B (7/03)           2004       1.156           1.258            203,026
                                                                2003       1.000           1.156             28,804

   SVS Dreman Financial Services Portfolio -
   Class B (8/03)                                               2004       1.127           1.228             19,512
                                                                2003       1.000           1.127                  -

   SVS Dreman High Return Equity Portfolio -
   Class B (8/03)                                               2004       1.160           1.288            118,167
                                                                2003       1.000           1.160             49,593

   SVS Dreman Small Cap Value Portfolio -
   Class B (7/03)                                               2004       1.242           1.524             78,727
                                                                2003       1.000           1.242                  -

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                               2004       1.116           1.107             65,677
                                                                2003       1.000           1.116                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   SVS Focus Value & Growth Portfolio -
   Class B (10/03)                                              2004       1.155           1.252                  -
                                                                2003       1.000           1.155                  -

   SVS II Scudder Large Cap Value Portfolio -
   Class B (8/03)                                               2004       1.160           1.243             34,677
                                                                2003       1.000           1.160                  -

   SVS Index 500 Portfolio - Class B (7/03)                     2004       1.130           1.214            151,691
                                                                2003       1.000           1.130            133,925

   SVS INVESCO Dynamic Growth Portfolio -
   Class B (8/03)                                               2004       1.173           1.277             32,757
                                                                2003       1.000           1.173             31,765

   SVS Janus Growth And Income Portfolio -
   Class B (7/03)                                               2004       1.117           1.213             89,822
                                                                2003       1.000           1.117                  -

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                              2004       1.108           1.215              8,364
                                                                2003       1.000           1.108                  -

   SVS MFS Strategic Value Portfolio - Class B (8/03)           2004       1.120           1.285            173,576
                                                                2003       1.000           1.120                  -

   SVS Oak Strategic Equity Portfolio - Class B (7/03)          2004       1.191           1.174             93,679
                                                                2003       1.000           1.191             78,041

   SVS Turner Mid Cap Growth Portfolio -
   Class B (7/03)                                               2004       1.210           1.309             87,324
                                                                2003       1.000           1.210             30,545

The Alger American Fund
   Alger American Balanced Portfolio - Class S
   Shares (7/03)                                                2004       1.060           1.080             53,907
                                                                2003       1.000           1.060                  -

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                               2004       1.119           1.180             13,671
                                                                2003       1.000           1.119                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                               2004       1.000           1.201              5,843

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets
   Portfolio (10/03)                                            2004       1.000           1.163             81,744

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                            2004       1.000           1.131             17,189

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service
   Shares (7/03)                                                2004       1.000           1.115            141,356

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.-
   Service Shares (9/03)                                        2004       1.000           1.043                  -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -
   Class B (7/03)                                               2004       1.000           1.211             25,705

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)              2004       1.000           1.067             11,916

   Capital Growth Portfolio - Class B (8/03)                    2004       1.000           1.055             12,458

   Global Discovery Portfolio - Class B (10/03)                 2004       1.000           1.195             69,218

   Growth and Income Portfolio - Class B (7/03)                 2004       1.000           1.080             45,528

   Health Sciences Portfolio - Class B (7/03)                   2004       1.000           1.038             57,585

   International Portfolio - Class B (7/03)                     2004       1.000           1.137             21,487

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -
   Class B (12/03)                                              2004       1.000           1.044             15,118

   Scudder Blue Chip Portfolio - Class B (8/03)                 2004       1.000           1.111             76,385

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                               2004       1.010           1.039             13,051

   Scudder Fixed Income Portfolio - Class B (7/03)              2004       1.000           0.995             63,366

   Scudder Global Blue Chip Portfolio - Class B (10/03)         2004       1.000           1.123             93,885

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                               2004       1.000           1.000             75,514

   Scudder Growth & Income Strategy Portfolio (9/04)            2004       1.012           1.074                  -

   Scudder Growth Portfolio - Class B (8/03)                    2004       1.000           1.042             10,816

   Scudder Growth Strategy Portfolio - Class B (9/04)           2004       1.017           1.093                  -

   Scudder High Income Portfolio - Class B (7/03)               2004       1.000           1.084            119,584

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                               2004       1.010           1.056             97,069

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                               2004       1.000           1.150             15,595

   Scudder Mercury Large Cap Core Portfolio (12/04)             2004       1.000           1.036                  -

   Scudder Money Market Portfolio - Class B (8/03)              2004       1.000           0.985                  -

   Scudder Small Cap Growth Portfolio - Class B (7/03)          2004       1.000           1.065             31,644

   Scudder Strategic Income Portfolio - Class B (7/03)          2004       1.000           1.056             17,881

   Scudder Technology Growth Portfolio -
   Class B (7/03)                                               2004       1.000           1.045             57,561

   Scudder Templeton Foreign Value Portfolio (11/04)            2004       1.000           1.053                  -

   Scudder Total Return Portfolio - Class B (7/03)              2004       1.000           1.032             20,852

   SVS Davis Venture Value Portfolio - Class B (7/03)           2004       1.000           1.068             97,222

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   SVS Dreman Financial Services Portfolio -
   Class B (8/03)                                               2004       1.000           1.060             76,483

   SVS Dreman High Return Equity Portfolio -
   Class B (8/03)                                               2004       1.000           1.114             95,210

   SVS Dreman Small Cap Value Portfolio -
   Class B (7/03)                                               2004       1.000           1.167            175,402

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                               2004       1.000           1.011             75,942

   SVS Focus Value & Growth Portfolio -
   Class B (10/03)                                              2004       1.000           1.104             31,673

   SVS II Scudder Large Cap Value Portfolio -
   Class B (8/03)                                               2004       1.000           1.080            126,409

   SVS Index 500 Portfolio - Class B (7/03)                     2004       1.000           1.085              8,048

   SVS INVESCO Dynamic Growth Portfolio -
   Class B (8/03)                                               2004       1.000           1.102              2,488

   SVS Janus Growth And Income Portfolio -
   Class B (7/03)                                               2004       1.000           1.101             67,436

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                              2004       1.000           1.107                  -

   SVS MFS Strategic Value Portfolio - Class B (8/03)           2004       1.000           1.140             25,235

   SVS Oak Strategic Equity Portfolio - Class B (7/03)          2004       1.000           1.015             21,726

   SVS Turner Mid Cap Growth Portfolio -
   Class B (7/03)                                               2004       1.000           1.097             14,670

The Alger American Fund
   Alger American Balanced Portfolio - Class S
   Shares (7/03)                                                2004       1.000           1.016             35,321

   Alger American Leveraged AllCap Portfolio - Class S          2004       1.000           1.067             29,176
   Shares (10/03)

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                               2004       1.063           1.281                  -
                                                                2003       1.000           1.063                  -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets
   Portfolio (10/03)                                            2004       1.315           1.603                402
                                                                2003       1.000           1.315                  -

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                            2004       1.234           1.420                  -
                                                                2003       1.000           1.234                  -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service
   Shares (7/03)                                                2004       1.168           1.301             11,044
                                                                2003       1.000           1.168              9,350

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.-
   Service Shares (9/03)                                        2004       1.122           1.159                  -
                                                                2003       1.000           1.122                  -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -
   Class B (7/03)                                               2004       1.160           1.479              3,415
                                                                2003       1.000           1.160                  -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)              2004       1.124           1.213                  -
                                                                2003       1.000           1.124                  -

   Capital Growth Portfolio - Class B (8/03)                    2004       1.112           1.166                  -
                                                                2003       1.000           1.112                  -

   Global Discovery Portfolio - Class B (10/03)                 2004       1.249           1.500              3,664
                                                                2003       1.000           1.249                  -

   Growth and Income Portfolio - Class B (7/03)                 2004       1.124           1.204              4,385
                                                                2003       1.000           1.124                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Health Sciences Portfolio - Class B (7/03)                   2004       1.119           1.192                500
                                                                2003       1.000           1.119                  -

   International Portfolio - Class B (7/03)                     2004       1.181           1.339              3,933
                                                                2003       1.000           1.181                  -

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -
   Class B (12/03)                                              2004       1.161           1.173                  -
                                                                2003       1.000           1.161                  -

   Scudder Blue Chip Portfolio - Class B (8/03)                 2004       1.152           1.298              8,191
                                                                2003       1.000           1.152                  -

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                               2004       1.009           1.039                  -

   Scudder Fixed Income Portfolio - Class B (7/03)              2004       0.985           1.000                  -
                                                                2003       1.000           0.985                  -

   Scudder Global Blue Chip Portfolio - Class B (10/03)         2004       1.176           1.312                475
                                                                2003       1.000           1.176                  -

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                               2004       0.992           1.000                  -
                                                                2003       1.000           0.992                  -

   Scudder Growth & Income Strategy Portfolio (9/04)            2004       1.012           1.074                  -

   Scudder Growth Portfolio - Class B (8/03)                    2004       1.105           1.129                  -
                                                                2003       1.000           1.105                  -

   Scudder Growth Strategy Portfolio - Class B (9/04)           2004       1.016           1.093                  -

   Scudder High Income Portfolio - Class B (7/03)               2004       1.088           1.190             17,557
                                                                2003       1.000           1.088             10,048

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                               2004       1.009           1.056                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                               2004       1.206           1.386              9,682
                                                                2003       1.000           1.206              9,226

   Scudder Mercury Large Cap Core Portfolio (12/04)             2004       1.000           1.036                  -

   Scudder Money Market Portfolio - Class B (8/03)              2004       0.987           0.968                  -
                                                                2003       1.000           0.987                  -

   Scudder Small Cap Growth Portfolio - Class B (7/03)          2004       1.129           1.217                526
                                                                2003       1.000           1.129                  -

   Scudder Strategic Income Portfolio - Class B (7/03)          2004       0.982           1.037              7,030
                                                                2003       1.000           0.982                  -

   Scudder Technology Growth Portfolio -
   Class B (7/03)                                               2004       1.212           1.199                  -
                                                                2003       1.000           1.212                  -

   Scudder Templeton Foreign Value Portfolio (11/04)            2004       1.000           1.053                  -

   Scudder Total Return Portfolio - Class B (7/03)              2004       1.060           1.099              7,993
                                                                2003       1.000           1.060                  -

   SVS Davis Venture Value Portfolio - Class B (7/03)           2004       1.154           1.254              4,067
                                                                2003       1.000           1.154                  -

   SVS Dreman Financial Services Portfolio -
   Class B (8/03)                                               2004       1.126           1.225                490
                                                                2003       1.000           1.126                  -

   SVS Dreman High Return Equity Portfolio -
   Class B (8/03)                                               2004       1.159           1.284             12,985
                                                                2003       1.000           1.159              9,821

   SVS Dreman Small Cap Value Portfolio -
   Class B (7/03)                                               2004       1.241           1.519              4,928
                                                                2003       1.000           1.241                  -

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                               2004       1.115           1.103                  -
                                                                2003       1.000           1.115                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------    ----   -------------   -------------   ---------------
   SVS Focus Value & Growth Portfolio -
   Class B (10/03)                                              2004       1.154           1.248                  -
                                                                2003       1.000           1.154                  -

   SVS II Scudder Large Cap Value Portfolio -
   Class B (8/03)                                               2004       1.159           1.239             22,945
                                                                2003       1.000           1.159              9,768

   SVS Index 500 Portfolio - Class B (7/03)                     2004       1.128           1.211                  -
                                                                2003       1.000           1.128                  -

   SVS INVESCO Dynamic Growth Portfolio -
   Class B (8/03)                                               2004       1.172           1.274                  -
                                                                2003       1.000           1.172                  -

   SVS Janus Growth And Income Portfolio -
   Class B (7/03)                                               2004       1.116           1.209             19,876
                                                                2003       1.000           1.116             19,876

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                              2004       1.107           1.211                  -
                                                                2003       1.000           1.107                  -

   SVS MFS Strategic Value Portfolio - Class B (8/03)           2004       1.119           1.281             11,265
                                                                2003       1.000           1.119              9,819

   SVS Oak Strategic Equity Portfolio - Class B (7/03)          2004       1.190           1.171             75,702
                                                                2003       1.000           1.190                  -

   SVS Turner Mid Cap Growth Portfolio -
   Class B (7/03)                                               2004       1.209           1.305             68,970
                                                                2003       1.000           1.209                  -

The Alger American Fund
   Alger American Balanced Portfolio - Class S
   Shares (7/03)                                                2004       1.059           1.077             20,297
                                                                2003       1.000           1.059             20,297

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                               2004       1.118           1.176                  -
                                                                2003       1.000           1.118                  -

                                      NOTES

Effective 10/15/2004 INVESCO VIF - Utilities Fund changed its name to AIM Variable Insurance Funds, Inc.: AIM V.I. Utilities Fund

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Financial Statements to be filed by Amendment.

                            PIONEER ANNUISTAR(SM) PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

L-19932S                                                           December 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

      Statement of Assets and Liabilities as of December 31, 2004
      Statement of Operations for the year ended December 31, 2004
      Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
      Statement of Investments as of December 31, 2004
      Notes to Financial Statements

      The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:
      Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002
      Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002
      Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002
      Notes to Consolidated Financial Statements
      Financial Statement Schedules

(b)   EXHIBITS

  EXHIBIT
   NUMBER   DESCRIPTION
   ------   -----------
      1.    Resolution of The Travelers Insurance Company Board of Directors
            authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

      2.    Not Applicable.

      3(a). Distribution and Principal Underwriting Agreement among the
            Registrant, The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

      3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

      4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)

      4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-101778, filed November 19, 2004.)

      5. Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778 filed April 17, 2003.)

      6.(a) Charter of The Travelers Insurance Company, as amended on October
            19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

      6.(b) By-Laws of The Travelers Insurance Company, as amended on October
            20, 1994. (Incorporated
            herein by reference to Exhibit 3(a)(ii) to Registration Statement on Form S-2, File No. 33-58677, filed via EDGAR on April 18, 1995.)

      7. Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

      8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-82009).

      9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed December 11, 2002.)

      10. Consent of Independent Registered Public Accounting Firm. To be filed by Amendment.

      11.   Not Applicable.

      12.   Not Applicable.

      13.   Not applicable.

      15. Powers of Attorney authorizing Michele H. Abate, Thomas S. Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 333-101778, filed September 20,
            2005).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                             POSITIONS AND OFFICES
 BUSINESS ADDRESS                              WITH INSURANCE COMPANY
 ----------------                              ----------------------
C. Robert Henrikson                            Director, Chairman, President and Chief Executive Officer
Steven A. Kandarian                            Executive Vice President and Chief Investment Officer
James L. Lipscomb                              Executive Vice President and General Counsel
Gwenn L. Carr                                  Senior Vice President and Secretary
Michael K. Farrell                             Senior Vice President
Joseph J. Prochaska                            Senior Vice President and Chief Accounting Officer
Stanley J. Talbi                               Senior Vice President and Chief Financial Officer
Anthony J. Williamson                          Senior Vice President and Treasurer
Steven J. Brash                                Vice President
Daniel D. Jordan                               Vice President and Assistant Secretary
Jonathan L. Rosenthal                          Chief Hedging Officer
Leland C. Launer, Jr.                          Director
Lisa M. Weber                                  Director
Gregory M. Harrison                            Assistant Treasurer
James W. Koeger                                Assistant Treasurer
Patricia M. Wersching                          Assistant Treasurer
Joseph A. Zdeb                                 Assistant Treasurer

PRINCIPAL BUSINESS ADDRESS:

      The principal business address of each person shown above is MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101, except that the principal business address for Steven A. Kandarian and Michael K. Farrell is 10 Park Avenue, Morristown, NJ 07962.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant and Depositor and ultimately controlled by MetLife, Inc. An organizational chart for MetLife, Inc. follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                               AS OF JUNE 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of June 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited (BERMUDA)

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii)  RGA Worldwide Reinsurance Company Ltd.
                                    (Barbados)-67% is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

                              (XV)  RGA Capital Trust I

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

      41.   500 Grant Street GP LLC (DE)

      42. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

X.    MetLife Capital Trust II (DE)

Y.    MetLife Capital Trust III (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of July 31, 2005, there were 1,393 Contract Owners.

ITEM 28. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)   Travelers Distribution LLC
      One Cityplace
      Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)   NAME AND PRINCIPAL           POSITIONS AND OFFICES
       BUSINESS ADDRESS              WITH UNDERWRITER
       ----------------              ----------------
      Leslie Sutherland (a)        President
      Steven J. Brash (a)          Vice President
      Debora L. Buffington (b)     Vice President, Director of Compliance
      Charles M. Deuth (a)         Vice President, National Accounts
      Anthony J. Dufault (b)       Vice President
      James R. Fitzpatrick (b)     Vice President
      Elizabeth M. Forget (c)      Vice President and Chief Marketing Officer
      Helayne F. Klier (c)         Vice President
      Paul M. Kos (b)              Vice President
      Paul A. LaPiana (b)          Vice President, Life Insurance Distribution
                                   Division
      Richard C. Pearson (b)       Vice President and Secretary
      John E. Petersen (e)         Vice President
      Robert H. Petersen (e)       Vice President and Chief Financial Officer
      Deron J. Richens (b)         Vice President
      Paul A. Smith (a)            Vice President
      Cathy Sturdivant (b)         Vice President
      Paulina Vakouros (c)         Vice President
      Edward C. Wilson (b)         Vice President and Chief Distribution Officer
      James R. Allen (b)           Assistant Vice President
      Robert H. Bruce (b)          Assistant Vice President
      Jeffrey A. Tupper (b)        Assistant Vice President
      Anthony J. Williamson  (a)   Treasurer
      Jonnie L. Crawford (b)       Assistant Secretary
      Gregory M. Harrison          Assistant Treasurer
      James W. Koeger (d)          Assistant Treasurer
      Michael K. Farrell (f)       Manager
      William J. Toppeta (a)       Manager

      (a) MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101
      (b)   5 Park Plaza, Suite 1900, Irvine, CA 92614
      (c)   260 Madison Avenue, New York, NY 10016
      (d)   13045 Tesson Ferry Road, St. Louis, MO 63128
      (e)   485-E U.S. Highway 1 South, 4th Floor, Iselin, NJ 08830
      (f)   10 Park Avenue, Morristown, NJ 07962

(c)   Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Insurance Company
      One Cityplace
      Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 31st day of October, 2005.

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                            By: /s/ Daniel D. Jordan
                                ------------------------------------------------
                                Daniel D. Jordan, Vice President and Assistant Secretary

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 31st day of October, 2005.

*C. ROBERT HENRIKSON                     Director, Chairman, President and Chief
--------------------------------------   Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI                        Senior Vice President and Chief
--------------------------------------   Financial Officer
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.                Senior Vice President and Chief
--------------------------------------   Accounting Officer
(Joseph J. Prochaska, Jr.)

*LELAND C, LAUNER, JR.                   Director
--------------------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                           Director
--------------------------------------
(Lisa M. Weber)

*By: /s/ Thomas S. Clark
     ---------------------------------
     Thomas S. Clark, Attorney-in-fact